         As filed with the Securities and Exchange Commission on August 29, 2001
                                               Securities Act File No. 333-70423
                               Investment Company Act of 1940 File No. 811-09195


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

                         Pre-Effective Amendment No. / /
                      Post-Effective Amendment No. 9 / X /

                                       and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
                             Amendment No. 11 / X /

                           SA Funds - Investment Trust
               (Exact Name of Registrant as Specified in Charter)

                         1190 Saratoga Avenue, Suite 200
                           San Jose, California 95129
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number (408) 260-3126

                                Jennifer S. Fromm
                   Vice President, Senior Mutual Fund Counsel
                          Assante Asset Management Inc.
                         1190 Saratoga Avenue, Suite 200
                               San Jose, CA 95129
                     (Name and Address of Agent for Service)

                                   Copies to:

       Michael E. Gillespie                              R. Darrell Mounts
Vice President and Associate Counsel                    Counsel to the Trust
State Street Bank and Trust Company                  Kirkpatrick & Lockhart LLP
      2 Avenue de Lafayette                                100 Pine Street
 Boston, Massachusetts 02111-1724                   San Francisco, CA 94111-5218


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective: (check appropriate box)

                    ___ Immediately upon filing pursuant to paragraph (b)
                    ___ On _________________pursuant to paragraph (b)
                    _X_ 60 days after filing pursuant to paragraph (a)(1)
                    ___ On _____________ pursuant to paragraph (a)(1)
                    ___ 75 days after filing pursuant to paragraph (a)(2)
                    ___ On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           [SA Funds CORPORATE LOGO]

                                   PROSPECTUS

                              SA FIXED INCOME FUND
                              SA U.S. MARKET FUND
                               SA U.S. HBtM FUND
                           SA U.S. SMALL COMPANY FUND
                           SA INTERNATIONAL HBtM FUND
                      SA INTERNATIONAL SMALL COMPANY FUND



                                October 30, 2001



SA Funds - Investment Trust currently consists of eight no-load mutual funds, six of which are described in this Prospectus. A prospectus describing the other SA Funds may be obtained by calling (800) 366-7266.



SA Funds has registered each mutual fund offered in this Prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Funds. An investment in the Funds is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


       ASSET ALLOCATION                                          2
       ---------------------------------------------------------------
       RISK/RETURN SUMMARY                                       3
       ---------------------------------------------------------------
              Risk/Return Information Common to the Funds        3
       SA FIXED INCOME FUND                                      4
       ---------------------------------------------------------------
       SA EQUITY FUNDS                                          10
       ---------------------------------------------------------------
              SA U.S. Market Fund                               11
              SA U.S. HBtM Fund                                 13
              SA U.S. Small Company Fund                        15
              SA U.S. International HBtM Fund                   17
              SA International Small Company Fund               19

       MANAGEMENT                                               28
       ---------------------------------------------------------------
       YOUR ACCOUNT                                             30
       ---------------------------------------------------------------
       PRICING OF FUND SHARES                                   35
       ---------------------------------------------------------------
       DISTRIBUTIONS                                            36
       ---------------------------------------------------------------
       MORE ABOUT SA FUNDS                                      38
       ---------------------------------------------------------------
              Fixed Income Fund                                 38
              Equity Funds                                      41

       FINANCIAL HIGHLIGHTS                                     51
       ---------------------------------------------------------------


SEE BACK COVER FOR ADDITIONAL INFORMATION

Call toll-free 1.800.366.7266                                     Prospectus   1

ASSET ALLOCATION



Each SA Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, Assante Asset Management Inc. ("AAM" or the "adviser") offers asset allocation tools to certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have more volatile returns than others. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.



In managing the Funds, AAM focuses on three principles: portfolio structure, the use of specialist managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of AAM's investment philosophy. AAM seeks to reduce risk further by creating portfolios that focus on specific asset classes. AAM then oversees Dimensional Fund Advisors Inc. ("Dimensional" or the "sub-adviser"), the Funds' sub-adviser, who invests the assets of the Funds in the market or class represented by each Fund. (AAM also oversees other sub-advisers for Funds not represented in this Prospectus.) Dimensional adheres to a distinct investment discipline, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, AAM regularly rebalances investors' portfolios to ensure that the appropriate mix of assets is consistently in place, and monitors and evaluates the sub-adviser to ensure that it does not deviate from its stated investment philosophy or process.


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


RISK/RETURN SUMMARY



This Risk/Return Summary briefly describes the goal and principal investment strategies of each of the Funds and the principal risks of investing in the Funds. For further information on the Funds' principal investments, strategies and risks, please read the section entitled "More About SA Funds". Each Fund may also use other investment techniques to achieve its goal. For information on these techniques and their related risks, please read the Statement of Additional Information.



RISK/RETURN INFORMATION COMMON TO THE FUNDS



Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment management, invests it in securities.



Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of the Funds' adviser and sub-adviser. The sub-adviser manages each Fund's assets in a way that it believes will help each Fund achieve its goal. However, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. Therefore, you could lose money on your investment in a Fund, just as you could with other investments.



The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


Call toll-free 1.800.366.7266                                     Prospectus   3

SA FIXED INCOME FUND

GOAL

The Fund's goal is to maximize total return available from a universe of high quality fixed income investments maturing in five years or less.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing primarily in:

    - obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities;


    - obligations of other foreign issuers rated AA or better;


    - corporate debt obligations;

    - bank obligations,

    - commercial paper;

    - supranational organizations, such as the World Bank, the European Investment Bank, and European Economic Community.


The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement. If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.


The Fund attempts to maximize its total return by increasing or decreasing its portfolio maturity length depending on prevailing interest rates. For example, the sub-adviser may sell a shorter-term security and buy a longer-term security. If interest rates fall, prices for the longer-term security will rise more than the shorter-term security. Thus, capital appreciation is enhanced as well as total return. The sub-adviser also allocates assets among countries in an attempt to maximize total return.


The Fund may use foreign currency exchange contracts to hedge foreign currency risks. The Fund may also engage in short-term trading, enter into futures and options contracts and lend portfolio securities. These investments and techniques are described under "More About SA Funds".


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

PRINCIPAL RISKS

The share price of the Fund and the Fund's yield change daily because of changes in interest rates and other market conditions and factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fixed Income Fund are:

    - INTEREST RATE RISK: In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

    - CREDIT (OR DEFAULT) RISK: It is possible that some of the issuers will not make payments on debt securities held by the Fund, or there could be defaults on repurchase agreements held by the Fund. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. If any of these events were to occur, the Fund might suffer a loss.

    - FOREIGN SECURITIES AND CURRENCY RISK: Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

    - HEDGING RISK: Forward currency exchange contracts may be used to hedge foreign currency risk. Hedging tends to limit any potential gain that may be realized if the value of the Fund's portfolio

Call toll-free 1.800.366.7266                                     Prospectus   5
      holdings increases because of currency fluctuations. In addition, hedging may increase the Fund's expenses. There is also a risk that a forward currency exchange contract intended as a hedge may not perform as intended, in which case the Fund may not be able to minimize the effects of foreign currency fluctuations and may suffer a loss.

    - DERIVATIVES RISK: The Fund may experience losses as a result of its use of futures, options and forward currency exchange contracts, which are forms of derivatives. The main risk with derivatives is that the Fund may lose more money than its initial investment in the derivative.

    - EURO RISK: The Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

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

PERFORMANCE


The bar chart and table below give some indication of the risks of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for various time periods over the life of the Fund compared to those of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.



                              [BAR CHART TO COME]



Calendar Year  Percentage
    2000           %



During the period shown in the chart above for the Fund, the highest return for
a quarter was     % (quarter ended            , 2000) and the lowest return for
a quarter was     % (quarter ended            , 2000).



The year-to-date return as of September 30, 2001 for the Fund was    %.


Call toll-free 1.800.366.7266                                     Prospectus   7

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the SA Fixed Income Fund. The Fund has no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

      SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

  ------------------------------------------------------------------------------

         Annual Account Maintenance Fee (for accounts under
           $100,000)(1)                                        $100.00

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      AS A % OF NET ASSETS

  ------------------------------------------------------------------------------


         Management/Advisory Fees                                0.84%
         Other Expenses(2)
           Shareholder Servicing Fees                             .25%
           Other Operating Expenses                              1.99%
                                                                -----
           Total Other Expenses                                  2.24%
                                                                -----
         Total Annual Fund Operating Expenses                    3.08%
         Fee Waivers and/or Expense Reimbursement               (2.23)%
                                                                -----
         Net Expenses(3)                                         0.85%



      (1)The Fund may deduct an annual maintenance fee of $100 from accounts with a value of less than $100,000. The account value is determined by aggregating accounts holding SA Funds. The Fund expects to value accounts on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee is payable to the Fund and is designed to offset in part the relatively higher costs of servicing smaller accounts. The Fund reserves the right to waive the fee.


      (2) Other expenses are based on estimates for the current fiscal year and include an administration fee paid to the adviser and all other ordinary operating expenses not listed above.


      (3)The sub-adviser has contractually agreed to waive its sub-advisory fee for the period July 1, 2001 through June 30, 2002. In addition, the adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit the Fund's total operating expenses to the amount shown in the above table. This agreement will remain in effect until August 15, 2002, at which time this agreement may be continued modified or eliminated and net expenses will be adjusted as necessary. Pursuant to a separate fee waiver and/or reimbursement agreement, the net expenses of the Fund during the period up to July 15, 2009, will not exceed 1.00%. The adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the adviser must request reimbursement within three years from the year in which the waiver/ reimbursement is made, (2) the Board of Trustees must approve the


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


         reimbursement and (3) the Fund must be able to make the reimbursement and still stay within the operating expense limitation.


      EXAMPLE

  ------------------------------------------------------------------------------

      This example is intended to help you compare the cost of investing in the Fixed Income Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


         1 year               $xx*      3 years     $xxx*      5 years     $xxx*      10 years    $xxxx**



      * The example is based on net expenses after reduction for fee waivers or reimbursements.



      **The example is based on net expenses after reduction for fee waivers or reimbursements through July 15, 2009, and thereafter is based on gross estimated expenses.


Call toll-free 1.800.366.7266                                     Prospectus   9

SA EQUITY FUNDS

SA U.S. MARKET FUND
SA U.S. HBtM FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL HBtM FUND
SA INTERNATIONAL SMALL COMPANY FUND




 MARKET CAPITALIZATION



 Market capitalization (or "market cap") is the number of shares of a company's stock outstanding times price per share.



 MARKET CAPITALIZATION WEIGHTING



 A portfolio or index is market capitalization weighted when the amount of stock in the portfolio or index is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation in the portfolio or index will be.



 TOTAL MARKET CAPITALIZATION



 For the purposes of this Prospectus, total market capitalization of U.S. stocks is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or Nasdaq National Market(R) ("Nasdaq").



 EQUITY INVESTMENT APPROACH



 The sub-adviser believes that equity investing should involve a long-term view and a focus on asset class (for example, small company stocks or large company stocks) selection. Accordingly, the sub-adviser does not engage in market-timing or conventional stock selection. The sub-adviser places a premium on limiting portfolio turnover and does not take defensive positions in anticipation of negative investment conditions.



 The sub-adviser generally structures a Fund's portfolio by:



      - Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).



      - Creating a sub-set of companies meeting the sub-adviser's investment guidelines for each particular Fund.



      - Excluding certain companies after analyzing various factors (for example, solvency or involvement in merger).



      - Purchasing stocks so the portfolio is generally market capitalization weighted.


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

SA U.S. MARKET FUND

GOAL

The Fund's goal is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its goal by investing in the following asset class (or "target universe"): all common stocks that are traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this Prospectus, the Fund considers securities of companies whose market capitalizations generally are in the highest 95% of TOTAL MARKET CAPITALIZATION to be in the Fund's target universe. As of December 31, 2000, generally, the market capitalization of a company in the highest 95% of TOTAL MARKET CAPITALIZATION was approximately $870 million or above. This dollar amount may change due to market conditions.


Because it would be very expensive to buy and sell all of the stocks in the Fund's target universe, the sub-adviser uses a technique known as "sampling". Sampling means that the sub-adviser selects stocks that it believes will recreate in terms of market capitalization the Fund's target universe.


The Fund also invests less than 5% of its total assets in the U.S. Micro Cap Portfolio (formerly the U.S. 9-10 Small Company Portfolio), an investment company that invests exclusively in stocks of very small U.S. companies. Dimensional Fund Advisors Inc., the sub-adviser of the Fund, is the adviser of the U.S. Micro Cap Portfolio.


The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.




PRINCIPAL RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:

    - MARKET RISK: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior

Call toll-free 1.800.366.7266                                    Prospectus   11
that leads investors' perceptions of value to diverge from fundamental value. Price changes may be temporary or last for extended periods.

    - LARGE COMPANY RISK: Larger, more established companies are generally not nimble and may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.


    - SMALLER COMPANY STOCK RISK: Because the Fund may invest less than 5% of its assets in the U.S. Micro Cap Portfolio, the Fund may be exposed to the risks associated with the stocks of small and medium-size companies. The stocks of small and medium-size companies may have more risks than those of larger companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically trade in lower volume, making them more difficult to sell. Generally, the smaller the company size, the greater these risks.


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

SA U.S. HBtM FUND

GOAL

The Fund's goal is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its goal by investing at least 80% of its total assets in a target universe consisting of common stocks of large cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market that the Fund believes are value stocks at the time of purchase. The Fund considers value stocks primarily to be those of companies with high book values in relation to their market values. In measuring value, the Fund may also consider such factors as price to cash flow or price to earnings ratios, economic conditions and developments in the issuer's industry. As of the date of this Prospectus, the Fund considers companies whose market capitalizations generally are in the highest 90% of TOTAL MARKET CAPITALIZATION to be large cap companies. As of December 31, 2000, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $2094.0 million or above. This dollar amount may change due to market conditions.


The Fund may use a variety of TAX-EFFICIENT MANAGEMENT TECHNIQUES, when consistent with its strategies and operational needs, in an attempt to minimize adverse tax consequences to shareholders of the Fund.

The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.

Call toll-free 1.800.366.7266                                    Prospectus   13

 ABOUT TAX-EFFICIENT MANAGEMENT TECHNIQUES


 The sub-adviser may use the following Tax-Efficient Management Techniques with respect to SA U.S. HBtM Fund, SA U.S. Small Company Fund and SA International HBtM Fund in an attempt to minimize taxable distributions by those Funds, particularly short-term capital gains and current income, which are taxed at a higher rate than long-term capital gains.


    - Minimizing sales of securities that result in capital gains.

    - Maximizing the extent to which any realized net capital gains are long-term in nature (taxable at lower capital gains tax rates).

    - Minimizing dividend income.

    - Realizing losses to offset gains, when prudent to do so.

    - Limiting portfolio turnover, when prudent to do so.

PRINCIPAL RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:

    - MARKET RISK: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors' perceptions of value to diverge from fundamental value. Price changes may be temporary or last for extended periods.

    - VALUE STOCKS RISK: Value stocks may underperform when the market strongly favors growth stocks over value stocks. In addition, a value stock may not reach what the sub-adviser believes is its full market value, or its intrinsic value may go down.

    - LARGE COMPANY STOCK RISK: Larger, more established companies are generally not nimble and may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

    - MEDIUM SIZE COMPANY STOCK RISK: The stocks of medium-size companies may have more risks than those of larger companies. They may be more susceptible to market downturns, and their prices may be more volatile.

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

SA U.S. SMALL COMPANY FUND

GOAL

The Fund's goal is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its goal by investing in a target universe consisting of equity securities of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this Prospectus, the Fund considers companies whose market capitalizations generally are in the lowest 8% of TOTAL MARKET CAPITALIZATION to be small cap companies. As of December 31, 2000, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1567.3 million, or below. This dollar amount may change due to market conditions.



As a non-fundamental policy, under normal circumstances, the Fund will invest 80% of its net assets in securities of Small Cap companies. If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.


The Fund may use a variety of TAX-EFFICIENT MANAGEMENT TECHNIQUES to minimize adverse tax consequences to shareholders of the Fund.

The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.

PRINCIPAL RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:

    - MARKET RISK: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors' perceptions of value to diverge from fundamental value. Price changes may be temporary or last for extended periods.

Call toll-free 1.800.366.7266                                    Prospectus   15

    - SMALL COMPANY STOCK RISK: The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume, making them more difficult to sell. Generally, the smaller the company size, the greater these risks.

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

SA INTERNATIONAL HBtM FUND

GOAL


The Fund's goal is to achieve long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its goal by investing at least 65% of its total assets in a target universe consisting of common stocks of large non-U.S. companies that it believes are value stocks at the time of purchase. The Fund primarily considers value stocks to be those of companies with high book values in relation to their market values. In measuring value, the Fund may also consider such factors as price to cash flow or price to earnings ratios, economic conditions and developments in the issuer's industry.






The Fund invests in companies in countries with developed markets (for example, Australia, Denmark or France). Under normal market conditions, the Fund intends to invest in companies organized or having a majority of their operating income in at least three non-U.S. countries.



The Fund invests in common stocks of large non-U.S. companies. As of the date of this Prospectus, the Fund intends to invest in companies having at least $800 million of market capitalization, and the Fund will be approximately market capitalization weighted.


The Fund may use a variety of TAX-EFFICIENT MANAGEMENT TECHNIQUES in an attempt to minimize adverse tax consequences to shareholders of the Fund.

The Fund may also invest a portion of its assets in fixed income securities and may lend a portion of its portfolio securities.

PRINCIPAL RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:

    - MARKET RISK: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior

Call toll-free 1.800.366.7266                                    Prospectus   17
that leads investors' perceptions of value to diverge from fundamental value. Price changes may be temporary or last for extended periods.

    - FOREIGN SECURITIES AND CURRENCY RISK: Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

    - EURO RISK: The Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

    - MEDIUM-SIZE COMPANY STOCK RISK: The stocks of medium-size companies may have more risks than those of larger companies. They may be more susceptible to market downturns and their prices may be more volatile.


    - VALUE STOCKS RISK: Value stocks may underperform when the market strongly favors growth stocks over value stocks. In addition, a value stock may not reach what the sub-adviser believes is its full market value, or its intrinsic value may go down.


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

SA INTERNATIONAL SMALL COMPANY FUND

GOAL


The Fund's goal is to achieve long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is a feeder fund in a master-feeder relationship, which means that it invests all of its assets in another mutual fund, the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the "Master Fund"). The Master Fund, in turn, is a fund-of-funds that invests in the following series of The DFA Investment Trust Company (the "Underlying Funds"): The Japanese Small Company Series (the "Japanese Series"), The United Kingdom Small Company Series (the "United Kingdom Series"), The Continental Small Company Series (the "Continental Series") and The Pacific Rim Small Company Series (the "Pacific Rim Series").


This means that instead of buying securities directly, the Fund invests substantially all of its assets in a "master" fund (referred to in this Prospectus as the "Master Fund"), which has the same investment objective as the Fund, and the Master Fund, in turn, purchases the appropriate proportions of shares in the Underlying Funds.


The Master Fund and the Underlying Funds are advised by Dimensional, the sub-adviser of the International Small Company Fund. Dimensional invests the assets of each Underlying Fund by generally basing the amount of each security purchased on the issuer's market capitalization relative to other companies located in the same country (or region, in the case of the Continental Series and the Pacific Rim Series).



Because Dimensional receives an administration fee and an investment advisory fee through its management of the Master Fund and the Underlying Funds, Dimensional will not receive any sub-advisory fee for its sub-advisory services to the SA International Small Company Fund. Dimensional has agreed to this fee arrangement in order to prevent any duplication of fees in this multi-tier arrangement.


Call toll-free 1.800.366.7266                                    Prospectus   19

The Master Fund will invest its assets in the Underlying Funds within the following ranges (expressed as a percentage of the Fund's assets):

       UNDERLYING FUND                              INVESTMENT RANGE
         Japanese Series                                20%- 45%
         United Kingdom Series                           5%- 25%
         Continental Series                             20%- 45%
         Pacific Rim Series                              0%- 25%

Dimensional determines periodically the allocations of the Master Fund's investments among the Underlying Funds. Through the Master Fund, the Fund will be invested in developed nations such as the United Kingdom, European nations such as France and Germany, and Japan, and will not invest in emerging nations.

The Fund may withdraw its investment in the Master Fund at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets either will be invested in another Master Fund or will be invested directly according to the investment policies and restrictions described in this Prospectus.


The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest (directly or indirectly) at least 80% of its net assets in equity securities of small cap non-U.S. companies. If at any time the Board of Trustees votes to reduce or eliminate the percentage requirement of this non-fundamental investment policy, shareholders will be notified at least sixty days prior to the change, and the Fund will change its name.


In reviewing the investment objectives and policies of the SA International Small Company Fund in this Prospectus, you should assume that the investment objectives and policies of the Master Fund are the same in all material respects as those of the Fund and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund's investment strategies and risks should be read as also applicable to the Master Fund.

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

PRINCIPAL RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:

    - MARKET RISK: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors' perceptions of value to diverge from fundamental value. Price changes may be temporary or last for extended periods.

    - SMALL COMPANY STOCK RISK: The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume, making them more difficult to sell. Generally, the smaller the company size, the greater these risks.

    - FOREIGN SECURITIES AND CURRENCY RISK: Investments in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulations as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. A further risk is that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

    - EURO RISK: The Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could

Call toll-free 1.800.366.7266                                    Prospectus   21
increase volatility in world capital markets and affect European capital markets in particular.

PERFORMANCE


The bar charts and tables below give some indication of the risks of an investment in each SA Equity Fund. The bar chart shows each Fund's performance for each calendar year since inception. The table shows each Fund's average annual total returns for various time periods over the life of each Fund compared to those of a broad-based securities market index. The Funds' past performance is not necessarily an indication of how the Funds will perform in the future.



                              [BAR CHART TO COME]



Calendar Year  Percentage
    2000           %



During the period shown in the chart above for the SA U.S. Market Fund, the
highest return for a quarter was     % (quarter ended            , 2000) and the
lowest return for a quarter was     % (quarter ended            , 2000).



The year-to-date return as of September 30, 2001 for the SA U.S. Market Fund was
    %.


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


                              [BAR CHART TO COME]



Calendar Year  Percentage
    2000           %



During the period shown in the chart above for the SA U.S. HBtM Fund, the
highest return for a quarter was     % (quarter ended            , 2000) and the
lowest return for a quarter was     % (quarter ended            , 2000).



The year-to-date return as of September 30, 2001 for the SA U.S. HBtM Fund was
    %.



                              [BAR CHART TO COME]



Calendar Year  Percentage
    2000           %


Call toll-free 1.800.366.7266                                    Prospectus   23

During the period shown in the chart above for the SA U.S. Small Company Fund,
the highest return for a quarter was     % (quarter ended            , 2000) and
the lowest return for a quarter was     % (quarter ended            , 2000).



The year-to-date return as of September 30, 2001 for the SA U.S. Small Company
Fund was     %.



                              [BAR CHART TO COME]



Calendar Year  Percentage
    2000           %



During the period shown in the chart above for the SA International HBtM Fund,
the highest return for a quarter was     % (quarter ended            , 2000) and
the lowest return for a quarter was     % (quarter ended            , 2000).



The year-to-date return as of September 30, 2001 for the SA International HBtM
Fund was     %.


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


                              [BAR CHART TO COME]



Calendar Year  Percentage
    2000           %



During the period shown in the chart above for the SA International Small
Company Fund, the highest return for a quarter was     % (quarter ended
             , 2000) and the lowest return for a quarter was     % (quarter
ended            , 2000).



The year-to-date return as of September 30, 2001 for the SA International Small
Company Fund was     %.


FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of an SA Equity Fund. The Funds have no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

      SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

  ------------------------------------------------------------------------------

         Transaction Fees (as a % of offering price)(1)
           International Small Company Fund                      0.675%
         Annual Account Maintenance Fee (for accounts under
           $100,000)(2)                                        $100.00

Call toll-free 1.800.366.7266                                    Prospectus   25

      ANNUAL FUND OPERATING EXPENSES

      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

      (AS A % OF NET ASSETS)

  ------------------------------------------------------------------------------


                                          U.S.    U.S.     U.S.     INTL.    INTL.
                                         MARKET   HBtM     SMALL    HBtM     SMALL
                                          FUND    FUND    COMPANY   FUND    COMPANY
                                                           FUND             FUND(5)
         Management/Advisory Fees         0.70%   0.92%     1.03%   1.03%     0.65%
         Other Expenses(3)
           Shareholder Servicing Fees      .25%    .25%      .25%    .25%      .25%
           Other Operating Expenses       2.38%   4.50%     5.34%   2.38%     6.18%
                                         -----    -----    -----    -----    -----
           Total Other Expenses           2.63%   4.75%     5.59%   2.63%     6.43%
                                         -----    -----    -----    -----    -----
         Total Annual Fund
           Operating Expenses             3.33%   5.67%     6.62%   3.66%     7.08%
         Fee Waiver and/or Expense
           Reimbursement                 (2.41)%  (4.62)%  (5.37)%  (2.21)%  (5.80)%
                                         -----    -----    -----    -----    -----
         Net Expenses(4)                  0.92%   1.05%     1.25%   1.45%     1.28%


      (1) The International Small Company Fund charges a transaction fee on purchases of, and exchanges for, shares of that Fund. The fee does not apply to reinvested dividends or capital gain distributions. The fee is not a sales charge. It is paid to the Fund and is passed through to the Underlying Funds where it is used to protect existing shareholders by offsetting the transaction costs associated with purchasing additional securities. The transaction fee will vary slightly from time to time depending upon the current country allocation and the costs of investing in those countries. An investor may call the adviser at (800) 366-7266 for the transaction fee rate at the time of investment.


      (2)The Funds may deduct an annual maintenance fee of $100 from accounts with a value of less than $100,000. The account value is determined by aggregating accounts holding SA Funds. The Funds expect to value accounts on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee is payable to the Funds and is designed to offset in part the relatively higher costs of servicing smaller accounts. The Funds reserve the right to waive the fee.


      (3) Other expenses are based on estimates for the current fiscal year and include an administration fee paid to the adviser and all other ordinary operating expenses not listed above.


      (4)The sub-adviser has contractually agreed to waive its sub-advisory fees for the period July 1, 2001 through June 30, 2002. In addition, the adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the above table. This agreement will remain in effect until August 15, 2002, at which time this agreement may be continued, modified or eliminated and the net expense will be adjusted as necessary. Pursuant to a separate fee waiver and/or reimbursement agreement, the net expenses of the Funds during the period up to July 15, 2009, will not exceed the following:
         U.S. Market Fund 1.08%, U.S. HBtM Fund 1.13%, U.S. Small Company Fund 1.28%, Int'l HBtM Fund 1.53% and Int'l Small Company Fund 1.28%. The adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the adviser must request reimbursement within three years from the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the


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


reimbursement and (3) the Fund must be able to make the reimbursement and still stay within the operating expense limitation.


      (5) With respect to the International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the Master Fund and the Underlying Funds are reflected in the valuation of the Fund's investment in the Master Fund. These expenses are not passed directly to the Fund or its shareholders, and therefore these expenses are not reflected in the table.
      EXAMPLE

  ------------------------------------------------------------------------------

      This example is intended to help you compare the cost of investing in an SA Equity Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


       U.S. Market Fund
          1 year               $xx*      3 years    $xxx*      5 years    $xxx*      10 years    $xxxx**
        U.S. HBtM Fund
          1 year              $xxx*      3 years    $xxx*      5 years    $xxx*      10 years    $xxxx**
        U.S. Small Company Fund
          1 year              $xxx*      3 years    $xxx*      5 years    $xxx*      10 years    $xxxx**
        International HBtM Fund
          1 year              $xxx*      3 years    $xxx*      5 years    $xxx*      10 years    $xxxx**
        International Small Company Fund
          1 year              $xxx*      3 years    $xxx*      5 years    $xxx*      10 years    $xxxx**



      * The example is based on net expenses after reduction for fee waivers or reimbursements.



      **The example is based on net expenses after reduction for fee waivers or reimbursements through July 15, 2009, and thereafter is based on gross estimated expenses.


Call toll-free 1.800.366.7266                                    Prospectus   27

MANAGEMENT

ADVISER


Assante Asset Management Inc. (formerly RWB Advisory Services, Inc.), 1190 Saratoga Avenue, San Jose, California 95129, is the Funds' investment adviser and serves as manager of managers for the Funds. Founded in 1975, the adviser provides investment advisory services to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and other business entities. As of September 30, 2001, the adviser had $1.x billion in assets under management.


The adviser, in its capacity as investment adviser, handles the business affairs of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers. The adviser has applied to the Securities and Exchange Commission for exemptive relief in order to permit the Board of Trustees of the Trust to hire and terminate sub-advisers as recommended by the adviser.




In its capacity as administrator, the adviser provides administrative services to the Funds.


SUB-ADVISER



DIMENSIONAL FUND ADVISORS INC., 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, serves as investment sub-adviser to the Funds. Since its organization in May 1981, Dimensional has provided investment management services to institutional investors and to other mutual funds. Dimensional presently serves as the investment adviser to four other investment companies--The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. As of September 30, 2001, Dimensional managed over $xx billion in assets, including over $xx billion in mutual fund assets.



Dimensional also serves as investment adviser to the Master Fund into which the International Small Company Fund invests and the Underlying Funds into which the Master Fund invests.



Investment decisions for the Funds are made by the Investment Committee of Dimensional, which meets on a regular basis and also as needed to


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


consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually. Dimensional also provides each Fund with a trading department and selects brokers and dealers to effect securities transactions.



Securities transactions are placed with a view to obtaining the best price and execution of such transactions. Dimensional is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.





MANAGEMENT FEES


The following chart shows the aggregate annual investment management fees that each Fund will pay to the adviser. The adviser is responsible for paying the investment management fees to the sub-adviser. Fees are stated before any waiver. Please refer to the Fees and Expenses Table in the "Risk/Return Summary" section of this Prospectus for more information about fee waivers.


      INVESTMENT MANAGEMENT FEE
      (EXPRESSED AS PERCENTAGE OF AVERAGE DAILY NET ASSETS)

  ------------------------------------------------------------------------------


         Fixed Income Fund                                         0.84%
         U.S. Market Fund                                          0.70%
         U.S. HBtM Fund                                            0.92%
         U.S. Small Company Fund                                   1.03%
         International HBtM Fund                                   1.03%
         International Small Company Fund                          0.65%


Call toll-free 1.800.366.7266                                    Prospectus   29

YOUR ACCOUNT

This section describes how to do business with SA Funds and the services that are available to shareholders.

HOW TO REACH SA FUNDS

By telephone:  (800) 366-7266
               Call for account information 8:00 a.m. to 5:00 p.m. Pacific time, Monday through Friday.
By mail:       1190 Saratoga Avenue
               Suite 200
               San Jose, California 95129

PURCHASING SHARES


Only clients of certain financial representatives are eligible to purchase shares of the Funds.


If you are making an initial investment, you must submit a fully executed account application and funds for the purchase in the form of a check, electronic transfer or wire transfer.

You or your financial representative should notify the adviser of any proposed investment.

If you purchase shares through an omnibus account maintained by a securities firm or through another financial intermediary, the firm may charge you an additional fee, which will reduce your investment accordingly.

MINIMUM INVESTMENTS

The minimum initial investment is $100,000, unless waived by SA Funds.

There is no minimum for additional investments.

TIMING OF REQUESTS

All requests received by SA Funds' transfer agent, or other authorized intermediary, before 4:00 p.m. Eastern time will be executed at that day's

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

net asset value per share ("NAV"). Orders received after 4:00 p.m. Eastern time will be executed at the following day's NAV. Authorized intermediaries acting on a purchaser's behalf are responsible for transmitting orders by the deadline.

SELLING SHARES

You or your financial representative may sell shares at any time by furnishing a redemption request to the adviser in proper form. In proper form means that all required documents are completed, signed and received.

INCOMPLETE SELL REQUESTS


SA Funds will attempt to notify you or your financial representative promptly if any information necessary to process your request is missing. Once the information is obtained, you will receive the next-determined NAV.


TIMING OF REQUESTS

All requests received in proper form by SA Funds, or authorized intermediary, before 4:00 p.m. Eastern time will be executed the same day, at that day's NAV. Requests received after 4:00 p.m. Eastern time will be executed the following day, at that day's NAV.

WIRE TRANSACTIONS

A fee of $10 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

SELLING SHARES RECENTLY PURCHASED

If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

Call toll-free 1.800.366.7266                                    Prospectus   31

ACCOUNTS WITH LOW BALANCES


If the total value of your SA Funds account holdings falls below $10,000 as a result of selling or exchanging shares, SA Funds may send you a notice asking you to bring the account back up to $10,000 or to close it out. If you do not take action within 60 days, SA Funds may sell your shares and mail the proceeds to you at the account's address of record.


EXCHANGES

There is no fee to exchange shares among SA Funds. The exchange privilege is not intended as a way to speculate on short-term movements in the markets.

You may acquire shares of the Funds by exchanging shares of the SSgA Money Market Fund and may exchange your shares of the Funds for shares of the SSgA Money Market Fund, if such shares are offered in your state of residence. The SSgA Money Market Fund is a portfolio of the SSgA Funds. The SSgA Funds are an open-end management investment company with multiple portfolios advised by State Street Bank and Trust Company, 225 Franklin Street, Boston Massachusetts 02110, and are not affiliated with SA Funds or SA Funds' distributor. Prior to making such an exchange, you should carefully read the prospectus for the SSgA Money Market Fund. You can obtain a copy of the prospectus through your financial representative or by calling the adviser at (800) 366-7266. The exchange privilege is not an offering or recommendation on the part of the SA Funds or the distributor of an investment in the SSgA Money Market Fund.

The SSgA Money Market Fund's fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

An investment in the SSgA Money Market Fund is neither insured nor guaranteed by the U.S. Government or by State Street Bank and Trust Company. There is no assurance that the SSgA Money Market Fund will maintain a stable net asset value of $1.00 per share.

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

ADDITIONAL POLICIES FOR PURCHASES, SALES AND EXCHANGES

    - SA Funds reserves the right to reject any purchase order.

    - At any time, SA Funds may change any of its purchase, redemption or exchange procedures, and may suspend sale of its shares.

    - SA Funds may delay sending your redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

    - In the interest of economy, SA Funds does not issue share certificates.

    - SA Funds reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

    - SA Funds may authorize certain financial intermediaries to accept purchase, redemption and exchange orders from their customers on behalf of the SA Funds. Other intermediaries may also be designated to accept such orders, if approved by SA Funds. Authorized intermediaries are responsible for transmitting orders on a timely basis. A Fund will be deemed to have received an order when the order is accepted in proper form from the authorized intermediary, and the order will be priced at the Fund's NAV next determined.

INDIVIDUAL RETIREMENT ACCOUNTS


You also may acquire shares of a Fund by contributing to an individual retirement account ("IRA") made available by that Fund, if you qualify for ownership of an IRA. IRAs made available by the Funds may be subject to an annual fee. You can obtain more information regarding IRAs offered by the Funds through your financial representative or by calling the adviser at (800) 366-7266.



IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS



When the Funds send shareholders certain legal documents, such as this Prospectus, they may employ a technique commonly known as "householding", in which a single copy of the relevant document is sent to


Call toll-free 1.800.366.7266                                    Prospectus   33
all shareholders at a common address. (The Funds will not household personal information documents, such as account statements.) The Funds consider this method of providing shareholders important information to be more efficient and cost-effective than sending multiple copies of the same document to a single address. If you agree, you do not need to take any action; the Funds will continue householding your documents for as long as you are a shareholder. However, if at any time you would like to request that the Funds do not employ householding on your account(s), you may do so by calling the adviser at (800) 366-7266. The adviser will provide you with an individual copy of each document you request within 30 days of receiving your request.


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

PRICING OF FUND SHARES

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the Fund's liabilities and expenses and (3) dividing that amount by the total number of shares owned by shareholders.

The Funds calculate NAV as of the close of regular business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Funds accelerate calculation of NAV and corresponding transaction deadlines to that time.

Market or fair values of the Funds' portfolio securities are determined as follows:

    - Equity securities listed on an exchange for which market quotations are readily available: according to the last quoted sale price of the day (on the exchange where the security is primarily traded).

    - In the absence of recorded sales for listed equity securities: according to the mean between the most recent quoted bid and asked prices.

    - Unlisted equity securities for which market quotations are readily available: mean between the most recent quoted bid and asked prices.

    - Bond and other fixed income securities: based on prices provided by an independent pricing service.

    - Shares of an investment company: at the investment company's net asset value.

    - All other securities: at fair value as determined in good faith by the Board of Trustees of SA Funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. The Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current

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

rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of the portfolio of a Fund holding foreign securities may change on days when shareholders will not be able to buy or sell their shares.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. Dividend distributions may be made several times a year, while capital gain distributions are generally made on an annual basis.

The Fixed Income Fund pays dividends, if any, quarterly.


The U.S. Market Fund, U.S. HBtM Fund, U.S. Small Company Fund, International HBtM Fund and International Small Company Fund pay dividends, if any, annually.


Each Fund distributes capital gains, if any, at least annually.

You will receive distributions from a Fund in additional shares of that Fund unless you elect to receive your distributions in cash. If you wish to receive distributions in cash, you may either indicate your request on your account application or you or your financial representative may notify the adviser by calling (800) 366-7266.

Your investment in a Fund will have tax consequences that you should consider. Some of the more common federal tax consequences are described here, but you should consult your tax advisor about your own particular situation.

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TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gain distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

The Fixed Income Fund expects that its distributions will consist primarily of ordinary income. The Equity Funds expect that their distributions will consist primarily of capital gains.

You generally are required to report all Fund distributions on your federal income tax return. Each year SA Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell your shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain.

OTHER CONSIDERATIONS

If you buy shares in a Fund just before the Fund makes any distribution, you will receive some of the purchase price back in the form of a taxable distribution.

By law, SA Funds must withhold a portion of your proceeds to pay federal income taxes if you have not provided complete, correct taxpayer information.

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

MORE ABOUT SA FUNDS

FIXED INCOME FUND


The Fund's principal strategies and risks are summarized above in the section entitled "SA Fixed Income Fund". Below is further information about the Fund's principal investments and strategies and their associated risks. The Fund may also use strategies and invest in securities as described in the Statement of Additional Information. The Fund's objective may be changed without shareholder approval. However, if at any time the Board of Trustees determines that under normal circumstances the Fund will no longer invest at least 80% of its net assets in fixed income securities, the Fund will change its name and shareholders will be given at least 60 days' notice of the change.


SHORT-TERM TRADING. The Fund may engage in short-term trading, which could produce higher trading costs and taxable distributions. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

SECURITIES LENDING. The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

MATURITY RISK PREMIUMS. The sub-adviser will manage the fund with a view toward capturing maturity risk premiums. The term "maturity risk premium" means the anticipated incremental return on investment for holding securities with maturities of longer than one month compared to securities with a maturity of one month. This means that although the Fund will primarily invest in foreign obligations, the Fund will invest in U.S. obligations when the sub-adviser believes that foreign securities do not offer maturity risk premiums that compare favorably with those offered by U.S. securities.

DEFENSIVE INVESTING. The Fund does not take temporary defensive positions in anticipation of negative investment conditions. When a fund

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

engages in defensive investing, it may not achieve its investment objective.

DERIVATIVES. The Fund may use futures, options and forward currency exchange contracts, which are forms of derivatives. Derivatives are financial contracts the value of which is based on a security, a currency exchange rate or a market index. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Fund will not use derivatives for speculative purposes. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

The Fund may, but is not required to, use forward currency exchange contracts to hedge foreign currency risks. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. These contracts are privately negotiated transactions and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations.

The Fund may, but is not required to, use futures contracts and options on futures contracts, but only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. A futures contract obligates the holder to buy or sell an asset in the future at an agreed-upon price. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund's portfolio securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the investment management team

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

to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

DESCRIPTION OF INVESTMENTS

    - U.S. GOVERNMENT OBLIGATIONS--Debt securities issued by the U.S. Treasury that are direct obligations of the U.S. Government, including bills, notes and bonds.

    - U.S. GOVERNMENT AGENCY OBLIGATIONS--Issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

    - CORPORATE DEBT OBLIGATIONS--Nonconvertible corporate debt securities (e.g., bonds and debentures) that are issued by companies whose commercial paper is rated Prime 1 by Moody's Investors Service, Inc. ("Moody's") or A1 by Standard & Poor's Rating Services ("S&P"), and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the sub-adviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

    - BANK OBLIGATIONS--Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

    - COMMERCIAL PAPER--Rated, at the time of purchase, A1 or better by S&P or Prime 1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated AAA by Moody's or AAA by S&P, and having a maximum maturity of nine months.

    - REPURCHASE AGREEMENTS--Instruments through which the Fund purchases securities ("underlying securities") from a bank, or a registered U.S. Government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S.

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

      Government and agency obligations described above. No Fund will enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 15% of the value of the Fund total assets would be so invested. The Funds will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets.

    - FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS--Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

    - SUPRANATIONAL ORGANIZATION OBLIGATIONS--Debt securities of supranational organizations such as the World Bank, which are chartered to promote economic development.

    - FOREIGN ISSUER OBLIGATIONS--Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody's.

    - EURODOLLAR OBLIGATIONS--Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

The Fund's investments may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

EQUITY FUNDS

The Funds' principal strategies and risks are summarized above in the section entitled "SA Equity Funds". Below is further information about each Fund's principal investments and strategies and their associated risks. The Funds may also use strategies and invest in securities as described in the Statement of Additional Information. Each Fund's objective may be changed without shareholder approval.

PORTFOLIO CONSTRUCTION

U.S. MARKET FUND. The U.S. Market Fund is approximately market capitalization weighted. A company's stock may not be purchased if (i) in the sub-adviser's judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or
(iii) a significant portion of the issuer's securities are closely

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

held. Further, securities of real estate investment trusts will not be acquired (except as part of a merger, consolidation or acquisition of assets).


U.S. HBTM FUND. The U.S. HBtM Fund is approximately market capitalization weighted. On not less than a semi-annual basis, the sub-adviser will calculate the book-to-market ratio necessary to determine those companies whose stock may be eligible for investment by the Fund.



INTERNATIONAL HBTM FUND. As of the date of this Prospectus, the International HBtM Fund intends to invest in companies having at least $800 million of market capitalization, and the Fund will be approximately market capitalization weighted. The sub-adviser may reset such floor from time to time to reflect changing market conditions. In determining market capitalization weights, the sub-adviser, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the Fund may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The sub-adviser, however, will not attempt to account for cross-holding within the same country.



It is the Fund's belief that the value stocks of large companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the Fund involves greater risk than including a large number of them.


U.S. SMALL COMPANY FUND AND INTERNATIONAL SMALL COMPANY FUND. The U.S. Small Company Fund and each Underlying Fund in which the Master Fund of the International Small Company Fund invests (collectively the "Small Company Funds") are approximately market capitalization weighted.

The decision to include or exclude the shares of an issuer is made on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country, except that with respect to the Continental Series and the Pacific Rim Series, such determination shall be made by reference to other companies located in all countries in which those Underlying Funds invest. Company size is measured in terms of local currencies in order to eliminate the effect of

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

variations in currency exchange rates, except that the Continental Series and the Pacific Rim Series each will measure company size in terms of a common currency. Even though a company's stock may meet the applicable market capitalization criterion of a particular Small Company Fund, it may not be purchased if (i) in the sub-adviser's judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition, (iii) a significant portion of the issuer's securities are closely held or (iv) in the sub-adviser's judgment the issuer may be a "passive foreign investment company" (as defined in the Internal Revenue
Code). Further, none of the Small Company Funds will acquire the securities of real estate investment trusts (except as part of a merger, consolidation or acquisition of assets).

If any Small Company Fund must sell securities in order to obtain funds to make redemption payments, that Small Company Fund may repurchase such securities as additional cash becomes available. In most instances, however, the sub-adviser would anticipate selling securities that had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

It is the Small Company Funds' belief that the stocks of small companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for investment involves greater risk than investing in a large number of them.

On a periodic basis, the sub-adviser reviews the holdings of each Small Company Fund and determines which, at the time of such review, are no longer considered small U.S., Japanese, United Kingdom, European or Pacific Rim companies. The present policy of the sub-adviser (except with respect to the U.S. Small Company
Fund) is to consider portfolio securities for sale when they have appreciated sufficiently to no longer be in the desired market capitalization range for the relevant Fund as determined periodically by the sub-adviser; however, the sub-adviser is not required to dispose of a security if the security's issuer is no longer in the desired market capitalization range. The sub-adviser may, from time to time, revise that policy if, in the opinion of the sub-adviser, such revision is necessary to maintain appropriate market capitalization weighting.

PORTFOLIO TRANSACTIONS. Portfolio investments of the U.S. Market Fund, U.S. HBtM Fund, U.S. Small Company Fund, International HBtM Fund and

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

the Underlying Funds of the Master Fund of the International Small Company Fund, will generally be made in eligible securities on a market capitalization weighted basis. Securities in each Fund's portfolio will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities in each Fund's portfolio which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities in each Fund's portfolio will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities in each Fund's portfolio, including those eligible for purchase, may be disposed of, however, at any time when, in the sub-adviser's judgment, circumstances, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices, warrant their sale. Generally, securities in each Fund's portfolio will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the relevant Fund.

The U.S. HBtM Fund will make investments in most eligible securities on a market capitalization weighted basis. This Fund may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Fund. In addition, this Fund may sell portfolio securities when their book-to-market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Fund.

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING. The investment portfolios of the U.S. Market Fund, U.S. HBtM Fund, U.S. Small Company Fund, International HBtM Fund and the Underlying Funds of the Master Fund of the International Small Company Fund are market capitalization weighted. Deviation from strict market capitalization weighting may occur for several reasons. First, the sub-adviser may exclude the stock of a company that meets each Fund's applicable market capitalization criterion if the sub-adviser determines in its best judgment that the purchase of

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such stock is inappropriate given other conditions. Deviation also will occur because the sub-adviser intends to purchase in round lots only. Furthermore, the sub-adviser may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of each Fund's assets, may be invested in interest-bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments by each Fund in privately placed convertible debentures. Finally, the tax management strategies undertaken by the U.S. HBtM Fund, U.S. Small Company Fund and International HBtM Fund may cause deviation from market capitalization weighting.

Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares that, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, securities eligible for purchase by each Fund or otherwise represented in the portfolio of each Fund may be acquired in exchange for the issuance of shares. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase by each Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the sub-adviser will determine those companies eligible for investment by a Fund (other than the U.S. Market Fund). Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the sub-adviser's then-current market capitalization requirement for eligible portfolio securities, but not by a sufficient amount to warrant their sale.

SECURITIES LENDING. Each Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional

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

gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

FIXED INCOME SECURITIES. Each Fund may invest in fixed income securities. Risks of these securities are:

    - INTEREST RATE RISK: Increases in prevailing interest rates will cause fixed income securities held by a Fund to decline in value. The magnitude of the decline will be greater for longer-term fixed income securities than for shorter-term fixed income securities.

    - CREDIT (DEFAULT) RISK: It is possible that some of the issuers will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by a Fund. Or, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. If any of these events were to occur, the Fund might suffer a loss.

CASH MANAGEMENT. Each Fund may invest up to 20% of its assets in short-term, high quality, highly-liquid, fixed income obligations such as money market instruments and short-term repurchase agreements pending investment or for liquidity purposes.

MASTER-FEEDER STRUCTURE. Each Fund reserves the right to convert to a "master-feeder" structure at a future date. Under such a structure, one or more feeder funds invest all of their assets in a master fund, which, in turn, invests directly in a portfolio of securities. A Fund will notify shareholders prior to any such conversion. If required by applicable law, a Fund will seek shareholder approval before converting to a master-feeder structure. If such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such conversion and no further shareholder approval will be sought.

INTERNATIONAL SMALL COMPANY FUND

UNDERLYING FUND-SPECIFIC POLICIES. The following are the investment policies of each Underlying Fund in which the Master Fund invests.

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

JAPANESE SERIES

The Japanese Series invests in a broad and diverse group of readily marketable stocks of Japanese small companies that are traded in the Japanese securities markets. A Japanese small company generally means a company located in Japan, with a market capitalization that is not larger than the largest of those in the smaller one-half of companies whose securities are listed on the First Section of the Tokyo Stock Exchange (which are generally expected to have market capitalizations of less than $5,000,000). The Japanese Series will invest primarily in securities traded on the Tokyo Stock Exchange or in other Japanese securities markets. The Japanese Series intends to purchase a portion of the stock of each eligible company on a market capitalization weighted basis. The Japanese Series invests at least 80% of its total assets in equity securities of Japanese small companies.

UNITED KINGDOM SERIES

The United Kingdom Series invests in a broad and diverse group of readily marketable stocks of United Kingdom small companies that are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland ("ISE"). A United Kingdom small company typically means a company organized in the United Kingdom, with shares listed on the ISE, whose market capitalization is not larger than the largest of those in the smaller one-half of companies included in the Financial Times-Actuaries All Share Index ("FTA"). The United Kingdom Series typically will not purchase shares of any company whose market capitalization is less than $5,000,000. The United Kingdom Series intends to purchase a portion of the stock of each eligible company on a market capitalization weighted basis. The United Kingdom Series invests at least 80% of its total assets in equity securities of United Kingdom small companies.

CONTINENTAL SERIES

The Continental Series invests in a broad and diverse group of readily marketable stocks of small companies organized in certain European countries, whose shares are traded principally in securities markets located in those countries. As of the date of this Prospectus, the Continental Series is authorized to invest in Austria, Belgium, Denmark, Finland, France,

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

Germany, Ireland, Italy, Netherlands, Norway, Spain, Sweden and Switzerland. Dimensional typically determines company size by comparing the market capitalizations of companies in all countries in which the Continental Series invests. Small companies are those whose market capitalizations are not greater than the largest of those in the smallest 20% of companies listed in the FTA. The Continental Series typically will not purchase shares of any company whose market capitalization is less than $5,000,000. The Continental Series intends to purchase a portion of the stock of each eligible company on a market capitalization weighted basis. The Continental Series invests at least 80% of its total assets in equity securities of European small companies.

PACIFIC RIM SERIES


The Pacific Rim Series invests in a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and Asian countries, including stocks of companies in Hong Kong and Singapore, whose shares are traded principally in securities markets located in those countries. Small companies are those whose market capitalizations are not greater than the largest of those in the smallest 30% of companies listed in the FTA as combined for the countries in which the Pacific Rim Series invests. The Pacific Rim Series typically will not purchase shares of any company whose market capitalization is less than $5,000,000. The Pacific Rim Series intends to purchase a portion of the stock of each eligible company on a market capitalization weighted basis. The Pacific Rim Series invests at least 80% of its total assets in equity securities of small companies located in countries in the Pacific Rim.


MASTER-FEEDER STRUCTURE. The aggregate amount of expenses for the Fund and its Master Fund may be greater than it would be if the Fund were to invest directly in the Underlying Funds or the securities held by the Underlying Funds. However, the total expense ratio for the Fund is expected to be less over time than it would be if the Fund were to invest directly in either the Underlying Funds or the securities held by the Underlying Funds. This arrangement enables various institutional investors, including the Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Through the daily calculation of the Master Fund's NAV, the value of

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

the investment in the Master Fund held by each shareholder in the Master Fund, including the Fund, will be adjusted to reflect each such shareholder's proportionate share of the expenses of the Master Fund, which expenses will include the Master Fund's share of the indirect operating expenses of the Underlying Funds.

The shares of the Master Fund and the Underlying Funds are offered to institutional investors for the purpose of increasing the assets available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund and the Underlying Funds by other institutional investors offers potential benefits to the Master Fund and the Underlying Funds, and through its investment in the Master Fund, the Fund also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund or the Underlying Funds. Also, if an institutional investor were to redeem its interest in the Master Fund or the Underlying Funds, the remaining investors in the Master Fund or the Underlying Fund, as the case may be, could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund's or Underlying Fund's security holdings may become less diverse, resulting in increased risk.

Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Fund does could have effective voting control over the operation of the Master Fund.

Other institutional investors, including other mutual funds, may invest in the Master Fund and each Underlying Fund, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Fund. For information about the availability of investing in the Master Fund or any of the Underlying Funds other than through the Fund, please contact DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, (310) 395-8005.

A withdrawal by the Fund of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund could

Call toll-free 1.800.366.7266                                    Prospectus   49
incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Fund. Moreover, a distribution in kind by the Master Fund may constitute a taxable exchange for federal income tax purposes, resulting in gain or loss to the Fund. Any net capital gains so realized will be distributed to the Fund's shareholders as described in the section entitled "Distributions".



 50  [SA Funds Logo]                                          www.Assante.com/US

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations.) Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report, and is incorporated by reference into the Statement of Additional Information. You may obtain the annual report without charge by calling (800) 366-7266.



[Insert Financial Highlights]


Call toll-free 1.800.366.7266                                    Prospectus   51

FOR MORE INFORMATION

More information about SA Funds is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this Prospectus).


Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.


TO OBTAIN INFORMATION:

 BY TELEPHONE


 Call 1-800-366-7266



 BY MAIL


 Write to:


 SA Funds -- Investment Trust


 1190 Saratoga Avenue


 Suite 200


 San Jose, California 95129



 ON THE INTERNET


 Text-only versions of Fund documents can be viewed online or downloaded from:


  SEC


   http://www.sec.gov



 You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.



 You may also find more information about the Funds on the Internet at http://www.Assante.com/US.


SA FUNDS -- INVESTMENT TRUST
SEC FILE NUMBER: 811-09195

                           [SA FUNDS CORPORATE LOGO]

                                   PROSPECTUS

                     SA U.S. LARGE CAP GROWTH STRATEGY FUND
                     SA U.S. LARGE CAP VALUE STRATEGY FUND

                                October 30, 2001

SA Funds -- Investment Trust currently consists of eight no-load mutual funds, two of which are described in this Prospectus. A prospectus describing the other SA Funds may be obtained by calling (800) 366-7266.

SA Funds has registered each mutual fund offered in this Prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Funds. An investment in the Funds is not a deposit of a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

       ASSET ALLOCATION                                          2
       ---------------------------------------------------------------
       RISK/RETURN SUMMARY                                       2
       ---------------------------------------------------------------
              Risk/Return Information Common to the Funds        3

       SA U.S. LARGE CAP GROWTH STRATEGY FUND                    4
       ---------------------------------------------------------------
       SA U.S. LARGE CAP VALUE STRATEGY FUND                     7
       ---------------------------------------------------------------
       MANAGEMENT                                               11
       ---------------------------------------------------------------
       YOUR ACCOUNT                                             14
       ---------------------------------------------------------------
       PRICING OF FUND SHARES                                   19
       ---------------------------------------------------------------
       DISTRIBUTIONS                                            21
       ---------------------------------------------------------------
       MORE ABOUT SA FUNDS                                      23
       ---------------------------------------------------------------

SEE BACK COVER FOR ADDITIONAL INFORMATION

Call toll-free 1.800.366.7266                                     Prospectus   1

ASSET ALLOCATION

Each SA Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, Assante Asset Management Inc. ("AAM" or the "adviser") offers asset allocation tools to certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have more volatile returns than others. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, AAM focuses on three principles: portfolio structure, the use of specialist managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of AAM's investment philosophy. AAM seeks to reduce risk further by creating portfolios that focus on specific asset classes. AAM then oversees a network of specialist managers (the "sub-advisers") who invest the assets of the Funds in the market or class represented by each Fund. These sub-advisers adhere to a distinct investment discipline, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, AAM regularly rebalances investors' portfolios to ensure that the appropriate mix of assets is consistently in place, and monitors and evaluates the sub-advisers to ensure that they do not deviate from their stated investment philosophies or processes.

RISK/RETURN SUMMARY

This Risk/Return Summary briefly describes the goal and principal investment strategies of each of the Funds and the principal risks of investing in the Funds. For further information on the Funds' principal investments, strategies and risks, please read the section entitled "More

 2  [SA Funds Logo]                                           www.Assante.com/US

About SA Funds". Each Fund may also use other investment techniques to achieve its goal. For information on these techniques and their related risks, please read the Statement of Additional Information.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment management, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of the Funds' adviser and sub-advisers. Each sub-adviser manages a portion of a Fund's assets in a way that it believes will help that Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. The adviser and sub-advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. Therefore, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Call toll-free 1.800.366.7266                                     Prospectus   3

U.S. LARGE CAP GROWTH STRATEGY FUND

GOAL

The Fund's goal is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks of large U.S. companies with market values of issuers included in the Russell 1000 Growth Index. Under normal circumstances, the Fund invests at least 65% of its total assets in these securities. On September 30, 2001, the minimum and maximum market values of companies in the index were $xx million and $xx billion, respectively.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to each manage portions of the Fund's portfolio under the general supervision of Assante Asset Management Inc., the Fund's investment adviser. In managing the Fund's assets, the sub-advisers generally look for companies with above-average growth of revenues or earnings relative to the overall U.S. large cap market. The sub-advisers may also consider economic outlooks for various sectors and industries. The sub-advisers rely on the knowledge, experience and judgment of their own staff that have access to a wide variety of research. Factors the sub-advisers look for in selecting investments include:

    - A historical record of above-average earnings growth.

    - Attractive prices relative to potential growth of the company.

    - Sound financial strength and effective management.

    - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The sub-advisers may favor securities from different industries and companies at different times while still maintaining variety in terms of the industries and companies represented.

Each sub-adviser, subject to the supervision of the adviser, is responsible for managing approximately 40% to 60% of the assets of the Fund. The adviser has engaged the following sub-advisers: Roxbury Capital Management, LLC ("Roxbury") and Enhanced Investment Technologies, Inc. ("Intech").

 4  [SA Funds Logo]                                           www.Assante.com/US

Roxbury uses a bottom-up approach for security selection, focusing on fundamentals of individual companies--factors such as strong financials, high profitability and business stability, earnings and cash flow.

Roxbury will normally sell a stock when its earnings growth appears less promising, which may include the deterioration of the company's fundamentals, when the company no longer qualifies as a large company, when they believe other investments offer better opportunities, or in the course of adjusting the Fund's exposure to a given industry.

Intech uses a proprietary mathematical model to determine which stocks to hold and in which proportion. Intech's model uses price volatility as a key component, resulting in a portfolio in which securities are combined in such a manner that the overall portfolio volatility is low but the relative volatility of the individual stocks is high. Periodic rebalancing will cause Intech to sell all or a portion of a security position to maintain targeted proportions. The target proportions are industry-weighted, based on Intech's analysis of the related industry as to whether such industry is a growth industry or a value industry.

PRINCIPAL RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:

    - MARKET RISK: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors' perceptions of value to diverge from fundamental value. Price changes may be temporary or last for extended periods.

    - GROWTH INVESTING RISK: The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the sub-advisers, regardless of movements in the securities markets.

Call toll-free 1.800.366.7266                                     Prospectus   5

    - LARGE COMPANY STOCK RISK: Larger, more established companies are generally not nimble and may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

 6  [SA Funds Logo]                                           www.Assante.com/US

U.S. LARGE CAP VALUE STRATEGY FUND

GOAL

The Fund's goal is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks of large U.S. companies with market values of issuers included in the Russell 1000 Value Index. Under normal circumstances, the Fund invests at least 65% of its total assets in these securities. On September 30, 2001, the minimum and maximum market values of companies in the index were $xx million and $xx billion, respectively.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to each manage portions of the Fund's portfolio under the general supervision of Assante Asset Management Inc., the Fund's investment adviser. Each sub-adviser, in managing its portion of the Fund's assets, uses a value approach to select the Fund's investments. Using this investment style, each sub-adviser seeks securities selling at reasonable prices or substantial discounts to their underlying value and then holds these securities until the market values reflect their intrinsic values. The sub-advisers evaluate a security's potential value based on the sub-adviser's analysis of the company's assets and prospects for earnings growth. The sub-advisers rely on the knowledge, experience and judgment of their own staff, who have access to a wide variety of research. Factors the sub-advisers look for in selecting investments include:

    - Above average potential for earnings and growth.

    - Low market valuations relative to earnings forecast, book value, cash flow and sales.

Each sub-adviser, subject to the supervision of the adviser, is responsible for managing approximately 40% to 60% of the assets of the Fund. The adviser has engaged the following sub-advisers: Alliance Capital Management L.P. ("Alliance") and Martingale Asset Management, L.P. ("Martingale").

Alliance uses a value-based approach using fundamental proprietary research to identify opportunities. Alliance takes a bottom-up approach to

Call toll-free 1.800.366.7266                                     Prospectus   7
security selection. This approach means seeking investment opportunities by analyzing fundamental information about a company--factors such as earnings and sales, profitability and product lines.

Martingale uses a bottom-up, quantitative, value-oriented investment process. Martingale uses its own proprietary techniques to rank companies according to their relative attractiveness to their peers by factors such as earnings, book value, analysts' estimate revisions and future growth rate.

Each sub-adviser will normally sell a stock when it reaches a target price, when a sub-adviser believes other investments offer better opportunities or in the course of adjusting the Fund's exposure to a given industry. Adjustments in the Fund's exposure to a given industry may occur as a result of the sub-adviser's analysis of changes in the industry from value to growth.

PRINCIPAL RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:

    - MARKET RISK: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic conditions, and/or investor behavior that leads investors' perceptions of value to diverge from fundamental value. Price changes may be temporary or last for extended periods.

    - VALUE INVESTING RISK: Returns from value stocks may trail returns from other asset classes (for example, growth stocks) or the overall stock market. Each type of asset class tends to experience periods of doing better or worse than common stocks in general.

    - LARGE COMPANY STOCK RISK: Larger, more established companies are generally not nimble and may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

 8  [SA Funds Logo]                                           www.Assante.com/US

PERFORMANCE

The Funds have not commenced operations as of the date of this Prospectus and, therefore, do not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on each Fund's best and worst calendar quarters is not provided in this Prospectus.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. The Funds have no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

      SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

  ------------------------------------------------------------------------------

       Annual Account Maintenance Fee (for accounts under
         $100,000)(1)                                          $100.00

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      (AS A % OF NET ASSETS)

  ------------------------------------------------------------------------------

                                                   U.S. LARGE      U.S. LARGE
                                                   CAP GROWTH       CAP VALUE
                                                  STRATEGY FUND   STRATEGY FUND
         Management/Advisory Fees                      1.12%           1.12%
         Other Expenses(2)
           Shareholder Servicing Fees                   .25%            .25%
           Other Operating Expenses                    1.46%           1.46%
                                                      -----           -----
           Total Other Expenses                        1.71%           1.71%
                                                      -----           -----
         Total Annual Fund Operating Expenses          2.83%           2.83%
         Fee Waiver and/or Expense
         Reimbursement                                (1.50)%         (1.50)%
         Net Expenses(3)                               1.33%           1.33%

      (1) The Funds may deduct an annual maintenance fee of $100.00 from accounts with a value of less than $100,000. The account value is determined by aggregating all accounts holding SA Funds. The Funds expect to value accounts on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee is payable to the Funds and is designed to offset in part the relatively higher costs of servicing smaller accounts. The Funds reserve the right to waive the fee.

Call toll-free 1.800.366.7266                                     Prospectus   9

      (2) Other expenses are based on estimates for the current fiscal year and include an administration fee paid to the adviser and all other ordinary operating expenses not listed above.

      (3) The adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total annual operating expenses to the amounts shown in the above table. This agreement will remain in effect until August 15, 2002, at which time this agreement may be continued, modified or eliminated and the net expense will be adjusted as necessary. The adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the adviser must request reimbursement within three years from the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement and (3) the Fund must be able to make the reimbursement and still stay within the operating expense limitation.

      EXAMPLE

  ------------------------------------------------------------------------------

      This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         U.S. Large Cap Growth
           Strategy Fund*              1 year        $xxx       3 years       $xxx
         U.S. Large Cap Value
           Strategy Fund*              1 year        $xxx       3 years       $xxx

      * The example is based on net expenses after reduction for fee waivers or reimbursements until August 15, 2002, and thereafter is based on gross estimated expenses.

 10  [SA Funds Logo]                                          www.Assante.com/US

MANAGEMENT

ADVISER

Assante Asset Management Inc. (formerly RWB Advisory Services, Inc.), 1190 Saratoga Avenue, San Jose, California 95129, is the Funds' investment adviser and serves as manager of managers for the Funds. Founded in 1975, the adviser provides investment advisory services to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and other business entities. As of September 30, 2001, the adviser had $1.x billion in assets under management.

The adviser, in its capacity as investment adviser, handles the business affairs of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers. The adviser has applied to the Securities and Exchange Commission for exemptive relief in order to permit the Board of Trustees of the Trust to hire and terminate sub-advisers as recommended by the adviser.

In its capacity as administrator, the adviser provides administrative services to the Funds.

SUB-ADVISERS

U.S. LARGE CAP GROWTH STRATEGY FUND

ENHANCED INVESTMENT TECHNOLOGIES, INC. ("INTECH"), 2401 PGA Blvd., Suite 200, Palm Beach Gardens, Florida 33410, serves as a sub-adviser to the Fund. Founded in 1987, INTECH is a wholly owned subsidiary of The Prudential Insurance Company organized under the laws of the State of New Jersey. INTECH is a registered investment adviser that managed approximately $x billion in assets as of September 30, 2001 for endowments, charitable foundations, corporations, insurance companies and tax-exempt funds such as pension and profit-sharing plans.

ROXBURY CAPITAL MANAGEMENT, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as a sub-adviser to the Fund. Roxbury's predecessor was founded in 1986. Roxbury is a Delaware limited liability company. Roxbury is a registered investment adviser that managed approximately $1x billion in assets as of September 30, 2001 for individuals, endowments, trusts and estates, charitable foundations,

Call toll-free 1.800.366.7266                                    Prospectus   11
partnerships, corporations, insurance companies, mutual funds and tax-exempt funds such as pension and profit-sharing plans.

U.S. LARGE CAP VALUE STRATEGY FUND

MARTINGALE ASSET MANAGEMENT, L.P. ("Martingale"), 222 Berkeley Street, Boston, Massachusetts 02116, serves as a sub-adviser to the Fund. Founded in 1987, Martingale is a Delaware limited partnership. Martingale is a registered investment adviser that managed approximately $1.x billion in assets as of September 30, 2001 for individuals, endowments, trusts and estates, charitable foundations, partnerships, corporations, insurance companies, mutual funds and tax-exempt funds such as pension and profit-sharing plans.

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance"), through its Bernstein Investment Research and Management unit ("Bernstein"), serves as a sub-adviser to the Fund. As of June 30, 2001, Alliance's assets under management totaled approximately $xxx billion. Alliance manages assets for many of the largest U.S. public and private employee benefit plans, foundations, public employee retirement funds, pension funds, endowments, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

PORTFOLIO MANAGERS

U.S. LARGE CAP GROWTH STRATEGY FUND

ENHANCED INVESTMENT TECHNOLOGIES, INC.

A team of investment professionals manages a portion of the assets of the Fund.

ROXBURY CAPITAL MANAGEMENT, LLC

A committee of investment professionals manages a portion of the assets of the Fund.

 12  [SA Funds Logo]                                          www.Assante.com/US

U.S. LARGE CAP VALUE STRATEGY FUND

MARTINGALE ASSET MANAGEMENT, L.P.

A committee of investment professionals manages a portion of the assets of the Fund.

ALLIANCE CAPITAL MANAGEMENT L.P.

A committee of investment professionals manages a portion of the assets of the Fund.

MANAGEMENT FEES

Each Fund will pay 1.12% of its average daily net assets to the adviser in aggregate annual investment management fees. Of this amount, the adviser retains 0.65% and pays the remainder to the sub-advisers. The adviser is responsible for paying each sub-adviser its share of the investment management fees. These aggregate annual investment management fees are stated before any waiver. Please refer to the Fees and Expenses Table in the "Risk/Return Summary" section of this Prospectus for more information about fee waivers.

Call toll-free 1.800.366.7266                                    Prospectus   13

YOUR ACCOUNT

This section describes how to do business with SA Funds and the services that are available to shareholders.

HOW TO REACH SA FUNDS

By telephone:  (800) 366-7266
               Call for account information 8:00 a.m. to 5:00 p.m. Pacific time, Monday through Friday.
By mail:       1190 Saratoga Avenue
               Suite 200
               San Jose, California 95129

PURCHASING SHARES

Only clients of certain financial representatives are eligible to purchase shares of the Funds.

If you are making an initial investment, you must submit a fully executed account application and funds for the purchase in the form of a check, electronic transfer or wire transfer.

You or your financial representative should notify the adviser of any proposed investment.

If you purchase shares through an omnibus account maintained by a securities firm or through another financial intermediary, the firm may charge you an additional fee, which will reduce your investment accordingly.

MINIMUM INVESTMENTS

The minimum initial investment is $100,000, unless waived by SA Funds.

There is no minimum for additional investments.

TIMING OF REQUESTS

All requests received by SA Funds' transfer agent, or other authorized intermediary, before 4:00 p.m. Eastern time will be executed at that day's

 14  [SA Funds Logo]                                          www.Assante.com/US
net asset value per share ("NAV"). Orders received after 4:00 p.m. Eastern time will be executed at the following day's NAV. Authorized intermediaries acting on a purchaser's behalf are responsible for transmitting orders by the deadline.

SELLING SHARES

You or your financial representative may sell shares at any time by furnishing a redemption request to the adviser in proper form. In proper form means that all required documents are completed, signed and received.

INCOMPLETE SELL REQUESTS

SA Funds will attempt to notify you or your financial representative promptly if any information necessary to process your request is missing. Once the information is obtained, you will receive the next-determined NAV.

TIMING OF REQUESTS

All requests received in proper form by SA Funds, or authorized intermediary, before 4:00 p.m. Eastern time will be executed the same day, at that day's NAV. Requests received after 4:00 p.m. Eastern time will be executed the following day, at that day's NAV.

WIRE TRANSACTIONS

A fee of $10 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

SELLING SHARES RECENTLY PURCHASED

If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

Call toll-free 1.800.366.7266                                    Prospectus   15

ACCOUNTS WITH LOW BALANCES

If the total value of your SA Funds account holdings falls below $10,000 as a result of selling or exchanging shares, SA Funds may send you a notice asking you to bring the account value back up to $10,000 or to close it out. If you do not take action within 60 days, SA Funds may sell your shares and mail the proceeds to you at the account's address of record.

EXCHANGES

There is no fee to exchange shares among SA Funds. The exchange privilege is not intended as a way to speculate on short-term movements in the markets.

You may acquire shares of the Funds by exchanging shares of the SSgA Money Market Fund and may exchange your shares of the Funds for shares of the SSgA Money Market Fund, if such shares are offered in your state of residence. The SSgA Money Market Fund is a portfolio of the SSgA Funds. The SSgA Funds are an open-end management investment company with multiple portfolios advised by State Street Bank and Trust Company, 225 Franklin Street, Boston Massachusetts 02110, and are not affiliated with SA Funds or SA Funds' distributor. Prior to making such an exchange, you should carefully read the prospectus for the SSgA Money Market Fund. You can obtain a copy of the prospectus through your financial representative or by calling the adviser at (800) 366-7266. The exchange privilege is not an offering or recommendation on the part of the SA Funds or the distributor of an investment in the SSgA Money Market Fund.

The SSgA Money Market Fund's fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

An investment in the SSgA Money Market Fund is neither insured nor guaranteed by the U.S. Government or by State Street Bank and Trust Company. There is no assurance that the SSgA Money Market Fund will maintain a stable net asset value of $1.00 per share.

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

ADDITIONAL POLICIES FOR PURCHASES, SALES AND EXCHANGES

    - SA Funds reserves the right to reject any purchase order.

    - At any time, SA Funds may change any of its purchase, redemption or exchange procedures, and may suspend sale of its shares.

    - SA Funds may delay sending your redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

    - In the interest of economy, SA Funds does not issue share certificates.

    - SA Funds reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

    - SA Funds may authorize certain financial intermediaries to accept purchase, redemption and exchange orders from their customers on behalf of the SA Funds. Other intermediaries may also be designated to accept such orders, if approved by SA Funds. Authorized intermediaries are responsible for transmitting orders on a timely basis. A Fund will be deemed to have received an order when the order is accepted in proper form from the authorized intermediary, and the order will be priced at the Fund's NAV next determined.

INDIVIDUAL RETIREMENT ACCOUNTS

You also may acquire shares of a Fund by contributing to an individual retirement account ("IRA") made available by that Fund, if you qualify for ownership of an IRA. IRAs made available by the Funds may be subject to an annual fee. You can obtain more information regarding IRAs offered by the Funds through your financial representative or by calling the adviser at (800) 366-7266.

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

From time to time, SA Funds sends shareholders certain legal documents, such as this Prospectus. In doing so, the Funds may employ a technique commonly known as "householding", in which a single copy of the

Call toll-free 1.800.366.7266                                    Prospectus   17
relevant document is sent to all shareholders at a common address. (The Funds will not household personal information documents, such as account statements.) The Funds believe that this method of providing shareholders important information is more efficient than sending multiple copies of the same document to a single address. If you agree, you do not need to take any action; the Funds will continue householding your documents for as long as you are a shareholder. However, if at any time you would like to request that the Funds do not employ householding on your account(s), you may do so by calling the adviser at (800) 366-7266. The adviser will provide you with an individual copy of each document you request within 30 days of receiving your request.

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

PRICING OF FUND SHARES

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities and expenses and (3) dividing that amount by the total number of shares owned by shareholders.

The Funds calculate NAV as of the close of regular business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Funds accelerate calculation of NAV and corresponding transaction deadlines to that time.

Market or fair values of the Funds' portfolio securities are determined as follows:

    - Equity securities listed on an exchange for which market quotations are readily available: according to the last quoted sale price of the day (on the exchange where the security is primarily traded).

    - In the absence of recorded sales for listed equity securities: according to the mean between the most recent quoted bid and asked prices.

    - Unlisted equity securities for which market quotations are readily available: mean between the most recent quoted bid and asked prices.

    - Bond and other fixed income securities: based on prices provided by an independent pricing service.

    - Shares of an investment company: at the investment company's net asset value.

    - All other securities: at fair value as determined in good faith by the Board of Trustees of SA Funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. The Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may

Call toll-free 1.800.366.7266                                    Prospectus   19
occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the portfolio of a Fund holding foreign securities may change on days when shareholders will not be able to buy or sell their shares.

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

DISTRIBUTIONS

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. Dividend distributions may be made several times a year, while capital gain distributions are generally made on an annual basis.

The Funds pay dividends, if any, annually.

Each Fund distributes capital gains, if any, at least annually.

You will receive distributions from a Fund in additional shares of that Fund unless you elect to receive your distributions in cash. If you wish to receive distributions in cash, you may either indicate your request on your account application or you or your financial representative may notify the adviser by calling (800) 366-7266.

Your investment in a Fund will have tax consequences that you should consider. Some of the more common federal tax consequences are described here, but you should consult your tax advisor about your own particular situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gain distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

The Funds expect that their distributions will consist primarily of capital gains.

Call toll-free 1.800.366.7266                                    Prospectus   21

You generally are required to report all Fund distributions on your federal income tax return. Each year SA Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell your shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain.

OTHER CONSIDERATIONS

If you buy shares in a Fund just before the Fund makes any distribution, you will receive some of the purchase price back in the form of a taxable distribution.

By law, SA Funds must withhold a portion of your proceeds to pay federal income taxes if you have not provided complete, correct taxpayer information.

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

MORE ABOUT SA FUNDS

The Funds' principal strategies and risks are summarized above. Below is further information about each Fund's principal investments and strategies and their associated risks. The Funds may also use strategies and invest in securities as described in the Statement of Additional Information. Each Fund's objective may be changed without shareholder approval.

EQUITY SECURITIES. The Funds may invest in all types of equity securities. These include common and preferred stocks publicly traded in the United States or in foreign countries, warrants, convertible securities, foreign government authorized pooled investment vehicles, shares of other investment companies and depositary receipts.

BORROWING AND REVERSE REPURCHASE AGREEMENTS. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to a Fund's agreement to repurchase them at a mutually agreed-upon date and price (including interest).

     INVESTMENT STRATEGY. Each Fund may borrow money up to 33 1/3% of its assets. This is a fundamental policy, which can be changed only by shareholders.

     SPECIAL RISKS. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's NAV will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Call toll-free 1.800.366.7266                                    Prospectus   23

ILLIQUID SECURITIES. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

     INVESTMENT STRATEGY. Each Fund may invest up to 15% of its net assets in securities that are illiquid.

     SPECIAL RISKS. To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies.

     INVESTMENT STRATEGY. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

     SPECIAL RISKS. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that fund. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

DEFENSIVE INVESTING. During unusual market conditions, each Fund may place up to 100% of its total assets in cash or high-quality, short-term debt securities, such as commercial paper and obligations of domestic banks such as certificates of deposit.

     SPECIAL RISKS. To the extent that a Fund invests its assets in short-term obligations, it may not achieve its investment goal.

SHORT-TERM TRADING. The U.S. Large Cap Growth Strategy Fund may engage in active and frequent trading to achieve its investment goal. The U.S. Large Cap Value Strategy Fund will not engage in active and frequent trading.

     SPECIAL RISKS. A high rate of portfolio turnover could increase transaction costs and taxable distribution, which could detract from the Fund's performance.

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

DERIVATIVE RISKS. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options and swaps.

     INVESTMENT STRATEGY. The Funds may use derivative instruments. The Funds may, but are not required to, use derivatives for hedging purposes (attempting to reduce risk by offsetting one investment position with another) or for the purpose of remaining fully invested or maintaining liquidity.

     SPECIAL RISKS. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a sub-adviser anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

SECURITIES LENDING. In order to generate additional income, each Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the relevant Fund could realize additional income gains or losses.

     INVESTMENT STRATEGY. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

Call toll-free 1.800.366.7266                                    Prospectus   25

     SPECIAL RISKS. The main risk when lending securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

FIXED INCOME SECURITIES. Each Fund may invest in fixed income securities. Risks of these securities are:

    - INTEREST RATE RISK: Increases in prevailing interest rates will cause fixed income securities held by a Fund to decline in value. The magnitude of the decline will be greater for longer-term fixed income securities than for shorter-term fixed income securities.

    - CREDIT (DEFAULT) RISK: It is possible that some of the issuers will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by a Fund. Or, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. If any of these events were to occur, the Fund might suffer a loss.

CASH MANAGEMENT. Each Fund may invest up to 20% of its assets in short-term, high quality, highly-liquid, fixed income obligations such as money market instruments and short-term repurchase agreements pending investment or for liquidity purposes.

MASTER-FEEDER STRUCTURE. Each Fund reserves the right to convert to a "master-feeder" structure at a future date. Under such a structure, one or more feeder funds invest all of their assets in a master fund, which, in turn, invests directly in a portfolio of securities. A Fund will notify shareholders prior to any such conversion. If required by applicable law, a Fund will seek shareholder approval before converting to a master-feeder structure. If such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such conversion and no further shareholder approval will be sought.

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

FOR MORE INFORMATION

More information about SA Funds is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this Prospectus).

Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

TO OBTAIN INFORMATION:
 BY TELEPHONE
 Call 1-800-366-7266

 BY MAIL
 Write to:
 SA Funds -- Investment Trust
 1190 Saratoga Avenue
 Suite 200
 San Jose, California 95129

 ON THE INTERNET
 Text-only versions of Fund documents can be viewed online or downloaded from:
   SEC
   http://www.sec.gov

 You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

 You may also find more information about the Funds on the Internet at http://www.Assante.com/US.

SA FUNDS -- INVESTMENT TRUST
SEC FILE NUMBER: 811-09195

                                    SA FUNDS
                              SA Fixed Income Fund
                               SA U.S. Market Fund
                                SA U.S. HBtM Fund
                           SA U.S. Small Company Fund
                           SA International HBtM Fund
                       SA International Small Company Fund
                     SA U.S. Large Cap Growth Strategy Fund
                      SA U.S. Large Cap Value Strategy Fund


                       STATEMENT OF ADDITIONAL INFORMATION


                                October 30, 2001



      This Statement of Additional Information ("SAI") provides supplementary information pertaining to all shares representing interests in each of the no-load mutual funds listed above (the "Funds"). SA Funds - Investment Trust (the "Trust") currently offers a selection of eight Funds, each of which is described in this SAI. This SAI is not a prospectus, and should be read only in conjunction with one or both of the Trust's Prospectuses dated October 30, 2001. A copy of either Prospectus may be obtained by calling (800) 366-7266.

                                TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
History and General Information.......................................
Description of the Funds and their Investments and Risks..............
      Investment Strategies and Risks.................................
      Tax Management Strategies of the U.S. HBtM Fund, the U.S. Small
      Company Fund and the International HBtM Fund....................
      Fund Policies...................................................
Management of the Trust...............................................
      Trustees and Officers...........................................
      Compensation Table..............................................
Codes of Ethics.......................................................
Privacy Policies......................................................
Control Persons and Principal Holders of Securities...................
Investment Advisory and Other Services................................
      Investment Adviser and Sub-Advisers.............................
      Distributor.....................................................
      Shareholder Servicing Arrangements..............................
      Administration..................................................
      Custodian.......................................................
      Transfer Agent and Dividend Disbursing Agent....................
      Counsel.........................................................
      Independent Accountants.........................................
Brokerage Allocations and Other Practices.............................
Information Concerning Shares.........................................
Purchase, Redemption and Pricing of Shares............................
      Purchase and Redemption Information.............................
Taxes ................................................................
      Tax Status of the Funds.........................................
      Taxation of Fund Distributions..................................
      Disposition of Shares...........................................
      Information Relating to Foreign Investments.....................
      Information Relating to Fund Investments........................
      Backup Withholding..............................................
      Other Taxation..................................................
Performance Information...............................................
Financial Statements..................................................



No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectuses in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. Neither Prospectus constitutes an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

                         HISTORY AND GENERAL INFORMATION

      The Trust was organized as a Delaware business trust on June 16, 1998 under the name RWB Funds - Investment Trust which was changed on June 7, 1999 to SA Funds-Investment Trust.

      The Trust is an open-end, management investment company. The Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers eight Funds, each of which is a diversified mutual fund.

      The following Funds are described in this SAI:

SA Fixed Income Fund
SA U.S. Market Fund
SA U.S. HBtM Fund
SA U.S. Small Company Fund
SA International HBtM Fund
SA International Small Company Fund
SA U.S. Large Cap Growth Strategy Fund
SA U.S. Large Cap Value Strategy Fund

      The investment adviser of each Fund is Assante Asset Management Inc. (formerly RWB Advisory Services Inc.) ("AAM" or the "Adviser"). Dimensional Fund Advisors Inc. ("DFA" or a "Sub-Adviser") serves as sub-adviser for the SA Fixed Income Fund, the SA U.S. Market Fund, the SA U.S. HBtM Fund, the SA U.S. Small Company Fund, the SA International HBtM Fund and the SA International Small Company Fund. Enhanced Investment Technologies, Inc. and Roxbury Capital Management, LLC (each, a "Sub-Adviser") each serve as a sub-adviser for the SA U.S. Large Cap Growth Strategy Fund. Martingale Asset Management, L.P. and Alliance Capital Management L.P., Inc. (each, a "Sub-Adviser") each serve as a sub-adviser for the SA U.S. Large Cap Value Strategy Fund.

      Assante Capital Management Inc. (formerly RWB Securities, Inc.) (the "Distributor") is the distributor of shares of the Funds.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS


      The following supplements the information contained in the Prospectuses concerning the investments and investment techniques of the Funds. Each Fund's investment objective is a non-fundamental policy and may be changed without the approval of the Fund's shareholders. There can be no assurance that a Fund will achieve its objective.


      AMERICAN DEPOSITARY RECEIPTS ("ADRS"). Each Fund may purchase ADRs which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares.

      BORROWING. The Funds are authorized to borrow money in amounts up to 5% of the value of their total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). This borrowing may be unsecured. The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Funds.

      CONVERTIBLE DEBENTURES. The International HBtM Fund and each investment company in which the Master Fund of the International Small Company Fund invests ("underlying fund") may invest up to 5% of their assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible debenture will generally be held for so long as the relevant Sub-Adviser anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objective and policies.

      FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

      A Fund may enter into forward contracts in connection with the management of the foreign currency exposure of its portfolio. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

      When a Sub-Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter a Fund's exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Sub-Advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

      Each Fund may enter into forward contracts for any other purpose consistent with the Fund's investment objective and program. No Fund will enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund's holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, a Fund may net offsetting positions.

      At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

      If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

      A Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, no Fund is required to enter into forward contracts with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by its Sub-Adviser. It also should be noted that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

      Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      Federal tax treatment of forward foreign exchange contracts is discussed in the section entitled "Futures and Options on Futures -- Federal Tax Treatment of Futures Contracts, Options and Forward Foreign Exchange Contracts."


      FOREIGN SECURITIES. As stated in the Prospectuses, certain Funds may invest in foreign securities. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.


      There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Foreign markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. In many foreign countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

      Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

      Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund.

      Each Fund's Sub-Adviser endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

      Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

      A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Each Fund's Sub-Adviser will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

      The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A

Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, changes in the contract value could reduce the required margin, resulting in a repayment of excess margin to a Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn income on their margin deposits. To the extent that a Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Fund's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission, the Funds may be required to identify liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in an account maintained with the Fund's custodian in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

      Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin deposits. In such circumstances, if a Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

      A Fund may purchase and sell options on the same types of futures in which it may invest.

      Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

      As an alternative to writing or purchasing call and put options on stock index futures, a Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

      Special Risks of Transactions in Options on Futures Contracts. The risks described above for futures contracts are substantially the same as the risks of using options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

      Additional Futures and Options Contracts. Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading might involve risks that differ from those involved in the futures and options described above.

      Federal Tax Treatment of Futures Contracts, Options and Forward Foreign Exchange Contracts. Certain options, futures, and forward foreign exchange contracts, including options and futures on currencies, which are Section 1256 contracts, may result in a Fund entering into straddles.

      Open Section 1256 contracts at fiscal year end will be considered to have been closed at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

      Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a security or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle may be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option will not include the period of time the option is outstanding.

      Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

      ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the Securities and Exchange Commission.

      A Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in
Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. Each Sub-Adviser will determine the liquidity of such investments by the relevant Fund(s) pursuant to guidelines established by the Board of Trustees. It is possible that unregistered securities purchased by a

Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

      INVESTMENT COMPANY SECURITIES. Each Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund (other than the International Small Company Fund) currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. The International Small Company Fund is a feeder fund in a master-feeder relationship and relies on an exemption under Section 12(d)(1)(E) of the 1940 Act that permits the Fund to invest without limit in the security of another investment company provided that certain requirements are met, including that the Fund purchases such security pursuant to an arrangement with the issuer, or principal underwriter for the issuer, of the security whereby the investment company is obligated to seek instructions from its security holders with regard to the voting of all proxies with respect to such security and to vote such proxies only in accordance with such instructions, or to vote the shares held by it in the same proportion as the vote of all other holders of such security.


      LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of the total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral or loss on sale of the collateral should the borrower fail financially. In determining whether the Funds will lend securities, each Sub-Adviser will consider all relevant facts and circumstances. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions that the Adviser has determined are creditworthy under guidelines established by the Board of Trustees.


      MONEY MARKET INSTRUMENTS. Each Fund may invest from time to time in "money market instruments," a term that includes, among other instruments, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

      Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Sub-Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

      The Funds may also purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when the relevant Sub-Adviser deems the investment to involve minimal credit risk.

      NON-DOMESTIC BANK OBLIGATIONS. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

      REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). Each Sub-Adviser will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

      The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

      Securities subject to repurchase agreements will be held, as applicable, by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid high-grade securities earmarked on the books of the Fund or the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

      SUPRANATIONAL BANK OBLIGATIONS. The Fixed Income Fund may invest in the obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

      U.S. GOVERNMENT OBLIGATIONS. Each Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA,

Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

      VARIABLE AND FLOATING RATE INSTRUMENTS. The Fixed Income Fund may invest in variable and floating rate instruments. Debt instruments may also be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

      The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods that the Fund is not entitled to exercise its demand rights.

      Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

      WARRANTS. Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY TRANSACTIONS). Each Fund may purchase securities on a when-issued or delayed delivery basis. When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

      When a Fund agrees to purchase securities on a when issued or forward commitment basis, the Fund will earmark cash or liquid portfolio securities equal to the amount of the commitment. Normally, the Fund will earmark portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to earmark additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it earmarks portfolio securities to cover such purchase commitments than when it earmarks cash.

      A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

      When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

      YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which the Funds may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations ("NRSROs") represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      OTHER. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or each Sub-Adviser, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission.

      Because the structure of the Equity Funds is based on the relative market capitalizations of eligible holdings, it is possible that the Funds might hold at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Trust and the issuer would be deemed "affiliated persons" under the 1940 Act and certain requirements of the 1940 Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for purchase by the Funds and the anticipated amount of a Fund's assets intended to be invested in such securities, management does not anticipate that a Fund will hold as much as 5% of the voting securities of any issuer.

TAX MANAGEMENT STRATEGIES OF THE U.S. HBTM FUND, THE U.S. SMALL COMPANY FUND AND THE INTERNATIONAL HBTM FUND

      These Funds may try to minimize the impact of federal taxes on returns by managing their portfolios in a manner that will defer the realization of net capital gains where possible and may minimize ordinary income.


      When selling securities, each Fund typically will select the highest cost basis shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost basis shares may produce a short-term capital gain. Since short-term capital gains are taxed at higher tax rates than long-term capital gains, the highest cost basis shares with a long-term holding period may be disposed of instead. Each Fund also will seek, when possible, not to dispose of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, each Fund may, when consistent with all other tax management policies, sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions. However, realization of capital gains is not entirely within the Sub-Adviser's control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when a Fund realizes net capital losses.



      The timing of purchases and sales of securities may be managed to minimize dividends to the extent possible. With respect to dividends that are received, the Funds may not be eligible to flow through the dividends received deduction to corporate shareholders if, because of timing activities, the requisite holding period is not met. Except for the U.S. HBtM Fund, portfolio holdings may be managed to minimize high dividend-yielding securities and to emphasize low dividend-yielding securities.


      The Funds are expected to deviate from their market capitalization weightings to a greater extent than the other Funds. For example, the Sub-Adviser may exclude the stock of a company that meets applicable market capitalization criterion in order to avoid dividend income, and the Sub-Adviser may sell the stock of a company that meets applicable market capitalization criterion in order to realize a capital loss. Additionally, while the Funds are managed so that securities will generally be held for longer than one year, the Funds may dispose of any securities whenever the Sub-Adviser determines that such disposition would be consistent with the tax management strategies of the Funds.

      Although the Sub-Adviser may manage each Fund to minimize the realization of capital gains and taxable dividend distributions during a particular year, the Funds may nonetheless distribute taxable gains and taxable income to shareholders from time to time. Furthermore, shareholders may be required to pay taxes on capital gains realized, if any, upon redemption of shares of a Fund, if the amount realized on redemption is greater than the amount the shareholder paid for the shares.

FUND POLICIES

      FUNDAMENTAL POLICIES. Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares. As used in this SAI and in the Prospectuses, a "majority of the outstanding shares" of a Fund means the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

      1. No Fund may invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries).

      2. No Fund may with respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

      3. No Fund may borrow money or issue senior securities (as defined in the 1940 Act) except that the Funds may borrow amounts not exceeding 33 1/3% of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made and additionally for temporary or emergency purposes in amounts not exceeding 5% of its total assets.

      4. No Fund may pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose).

      5. No Fund may make loans of securities to other persons in excess of 33 1/3% of a Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations.

      6. No Fund may underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

      7. No Fund may purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

      8. No Fund may purchase securities on margin, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds may make margin deposits in connection with transactions in options, futures and options on futures.

      9. No Fund may invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund's Prospectus.

      NON-FUNDAMENTAL POLICIES. Additional investment restrictions adopted by each Fund, which may be changed by the Board of Trustees, provide that a Fund may not:

      1. Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily sold or disposed of within the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment;

      2. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases;

      3. Make investments for the purpose of exercising control or management; or

      4. Invest in other investment companies except as permitted under the 1940 Act.


      An additional non-fundamental policy of SA Fixed Income Fund, which may be changed by the Board of Trustees, provides that the Fund must:


            Under normal circumstances invest at least 80% of its net assets (taken at market value at the time of purchase) in fixed income securities.


      An additional non-fundamental policy of each of SA U.S. Small Company Fund and SA International Small Company Fund which may be changed by the Board of Trustees, provides that the Fund must:

            Under normal circumstances invest (directly or indirectly) at least 80% of its net assets (taken at market value at the time of purchase) in equity securities of small cap companies.



      In the event that the Board of Trustees votes to reduce or eliminate the percentage requirement of any of the above non-fundamental policies of SA Fixed Income Fund, SA U.S. Small Company Fund and SA International Small Company Fund, shareholders will receive at least 60 days' notice of the change, and the relevant Fund will change its name as necessary.



      None of the above fundamental or non-fundamental policies is intended to prevent any Fund from investing all or substantially all of its investable assets in the shares of another registered, open-end investment company in a master-feeder relationship in accordance with the terms and conditions of the 1940 Act and the Rules thereunder. In the event that any Fund so invests its assets, the policies of that Fund's master fund will be substantially the same as those listed above.


      If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             MANAGEMENT OF THE TRUST

      The management of the Trust is supervised by the Board of Trustees under the laws of the State of Delaware. Subject to the provisions of the Declaration of Trust, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility.

TRUSTEES AND OFFICERS


      The Trustees and executive officers of the Trust, their respective dates of birth and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. Three out of the four Trustees are independent of the Trust's Adviser, Sub-Advisers and Distributor; that is, they have no financial interest in the Adviser, Sub-Advisers or Distributor.

      Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Adviser, a Sub-Adviser, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all eight Funds of the Trust.



                                                                                                               OTHER TRUSTEESHIPS
NAME, ADDRESS AND DATE OF      POSITION(S) HELD WITH              PRINCIPAL OCCUPATION(S) DURING                      HELD
           BIRTH                        FUND                               PAST 5 YEARS                            BY TRUSTEE
           -----                        ----                               ------------                            ----------
Patrick Keating*                Chairman of the Board       Director, President and Chief Executive          Assante Asset
Commodity Exchange Tower       (since February 2000),       Officer, Assante Asset Management Inc.           Management Inc.;
1500-360 Main Street                   Trustee              (since October 2000); Director, Assante          Assante Capital
Winnipeg, Manitoba,              (since April 1999)         Capital Management (since October 2000);         Management Inc.;
Canada, R3C3Z3                                              President and Chief Executive Officer,           Assante Corporation.
DOB: 12/21/54                                               Assante Capital Management (October 2000 -
                                                            April 2001); Executive Vice President,
                                                            Assante Corporation (since May 2001);
                                                            Director, Assante Corporation (financial
                                                            services company) (since September 1998);
                                                            President and Chief Executive Officer,
                                                            Assante Asset Management Ltd. (September
                                                            1998 - May 2001); Executive Vice
                                                            President, Loring Ward (financial services
                                                            company) (January 1996 to September 1998);
                                                            Manager, Client Services, Loring Ward (May
                                                            1995 to December 1995).

Bryan W. Brown                         Trustee              Self-Employed Management Consultant (since       ________
950 Hayman Place                 (since April 1999)         1992).
Los Altos, CA 94024
DOB: 02/09/45

Harold M. Shefrin                      Trustee              Professor of Finance, Santa Clara                None
Leavey School of Business        (since April 1999)         University (since 19__).
Santa Clara University

                                                                                                          OTHER TRUSTEESHIPS
NAME, ADDRESS AND DATE OF      POSITION(S) HELD WITH            PRINCIPAL OCCUPATION(S) DURING                    HELD
           BIRTH                        FUND                             PAST 5 YEARS                          BY TRUSTEE
           -----                        ----                             ------------                          ----------
Santa Clara, CA 95053
DOB: 07/27/48

Mark A. Schimbor                       Trustee            Senior Management Consultant, Lee Hecht        None
348 Dalewood Drive                (since July 2000)       Harrison (career consulting company)
Orinda, CA 94563                                          (since 1999); Teacher of Advanced
DOB: 11/07/45                                             Corporate Finance and Financial Analysis
                                                          courses for U. C. Berkeley Extension
                                                          (since 1998); President, U.S. Finance
                                                          Division, Avco Financial Services, Inc.
                                                          (1995-1998).

Alexander B. Potts*              President and Chief      Executive Vice President, Chief Compliance     N/A
1190 Saratoga Avenue,             Executive Officer       Officer and General Manager, Assante Asset
Suite 200                       (since October 2000)      Management Inc. (since October 2000);
San Jose, CA 95129                                        President and Chief Executive Officer,
DOB: 06/14/67                                             Assante Capital Management Inc. (since
                                                          April 2001); Chief Compliance Officer,
                                                          Assante Capital Management Inc. (October
                                                          2000 - May 2001); Vice President of
                                                          Advisor Services and Investment
                                                          Operations, RWB Advisory Services Inc.
                                                          (October 1998 - September 2000); Vice
                                                          President of Advisor Services and
                                                          Investment Operations, Reinhardt, Werba,
                                                          Bowen Inc. (April 1990 - October 1998).

Michael R. Clinton*              Chief Financial and      Treasurer and Chief Operations Officer,        N/A
1190 Saratoga Avenue,          Accounting Officer and     Assante Asset Management Inc. (since
Suite 200                             Treasurer           October 2000); Treasurer and Chief
San Jose, CA 95129               (since April 1999)       Financial Officer, RWB Advisory Services
DOB: 10/06/66                                             Inc. (October 1998 - September 2000);
                                                          Treasurer and Chief Financial Officer,
                                                          Reinhardt, Werba, Bowen Inc. (June 1995 to
                                                          October 1998).

Mohammed Al-Jaibaji*             Assistant Treasurer      Chief Financial Officer, Assante Asset         N/A
1190 Saratoga Avenue,          (since September 2000)     Management Inc. (since September 2000);
Suite 200                                                 Financial Analyst, RWB Advisory Services
San Jose, CA 95129                                        Inc. (_______ 1997 - September 2000); Vice
DOB:                                                      President of Business Affairs, Sequoia
                                                          Illumination (_______ 1994 - __________
                                                          1997).

Jennifer S. Fromm*                 Vice President,        Vice President and Senior Mutual Fund          N/A
1190 Saratoga Avenue,               Secretary and         Counsel, Assante Asset Management Inc.
Suite 200                        Compliance Officer       (since September 2000); Associate Counsel,
San Jose, CA 95129             (since September 2000)     State Street Corporation (August 1999 -
DOB: 08/24/73                                             September 2000).




      The Trust's Board of Trustees has appointed a standing Audit Committee consisting of those Trustees who are not "interested persons" (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met twice during the fiscal year ended June 30, 2001.


                               COMPENSATION TABLE


      For their services as Trustees, the Trustees who are not "interested persons" (as defined in the 1940 Act) receive a $5,000 annual retainer fee and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested Trustees and executive officers of the Trust receive no compensation for their respective services as trustees and officers. The following table summarizes the compensation paid by the Trust to its Trustees for the fiscal year ended June 30, 2001. The aggregate compensation is provided for the Trust, which is comprised of eight Funds.




                          AGGREGATE COMPENSATION FROM         PENSION OR RETIREMENT
 NAME OF TRUSTEE                   THE TRUST                        BENEFITS
 ---------------                   ---------                        --------
Bryan W. Brown                      $10,000                           None
Patrick Keating                       None                            None
Harold M. Shefrin                   $10,000                           None
Mark A. Schimbor                    $10,000                           None






      As of October 1, 2001, the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Trust.


                                 CODES OF ETHICS


      The Trust, the Adviser, each Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, each Sub-Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

                                PRIVACY POLICIES

      The Trust, the Adviser, each Sub-Adviser and the Distributor each have adopted a privacy policy as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, each Sub-Adviser and the Distributor from disclosing certain nonpublic personal information of shareholders of the Funds of the Trust and other customers and consumers who obtain services from the Adviser, each Sub-Adviser and the Distributor. There can be no assurance that the privacy policies will be effective in preventing disclosure of such information. The Trust, the Adviser, each Sub-Adviser and the Distributor provide initial and annual notice of their privacy policies to customers and consumers as required by law. A copy of the privacy policy of the Trust, the Adviser and the Distributor may be obtained by calling (800) 366-7266.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


                                                                                 PERCENTAGE OF
             FUND                           NAME AND ADDRESS                       OWNERSHIP
             ----                           ----------------                       ---------
Fixed Income Fund                Donaldson Lufkin Jenrette Sec Corp                    %
                                 Attn:  Mutual Funds
                                 PO Box 2052
                                 Jersey City, NJ 07303-2052

                                 Charles Schwab & Co., Inc.                            %
                                 Special Custody Acct for the
                                 Exclusive Benefit of Customers
                                 Attn:  Mutual Funds
                                 101 Montgomery St
                                 San Francisco, CA 94104-4122

U.S. Market Fund                 Donaldson Lufkin Jenrette Sec Corp                    %
                                 Attn:  Mutual Funds
                                 PO Box 2052
                                 Jersey City, NJ 07303-2052

                                 Charles Schwab & Co., Inc.                            %
                                 Special Custody Acct for the
                                 Exclusive Benefit of Customers
                                 Attn:  Mutual Funds
                                 101 Montgomery St
                                 San Francisco, CA 94104-4122

U.S. HBtM Fund
                                 Donaldson Lufkin Jenrette Sec Corp                    %
                                 Attn:  Mutual Funds
                                 PO Box 2052
                                 Jersey City, NJ 07303-2052

                                 Charles Schwab & Co., Inc.                            %
                                 Special Custody Acct for the
                                 Exclusive Benefit of Customers
                                 Attn:  Mutual Funds
                                 101 Montgomery St
                                 San Francisco, CA 94104-4122

U.S. Small Company Fund          Donaldson Lufkin Jenrette Sec Corp                    %
                                 Attn:  Mutual Funds
                                 PO Box 2052
                                 Jersey City, NJ 07303-2052

                                 Charles Schwab & Co., Inc.                            %
                                 Special Custody Acct for the
                                 Exclusive Benefit of Customers
                                 Attn:  Mutual Funds
                                 101 Montgomery St
                                 San Francisco, CA 94104-4122

International HBtM Fund          Donaldson Lufkin Jenrette Sec Corp                    %

                                 Attn:  Mutual Funds
                                 PO Box 2052
                                 Jersey City, NJ 07303-2052

                                 Charles Schwab & Co., Inc.                            %
                                 Special Custody Acct for the
                                 Exclusive Benefit of Customers
                                 Attn:  Mutual Funds
                                 101 Montgomery St
                                 San Francisco, CA 94104-4122

International Small Company      Donaldson Lufkin Jenrette Sec Corp                    %
Fund                             Attn:  Mutual Funds
                                 PO Box 2052
                                 Jersey City, NJ 07303-2052

                                 Charles Schwab & Co., Inc.                            %
                                 Special Custody Acct for the
                                 Exclusive Benefit of Customers
                                 Attn:  Mutual Funds
                                 101 Montgomery St
                                 San Francisco, CA 94104-4122


                     INVESTMENT ADVISORY AND OTHER SERVICES


      The Trust and the Funds have no employees. To conduct their day-to-day activities, the Trust has hired a number of service providers. Each service provider has a specific function on behalf of the Trust, as described below.


INVESTMENT ADVISER AND SUB-ADVISERS

      The Trust, on behalf of each Fund, has entered into an Investment Advisory and Administrative Services Agreement (the "Agreement") with the Adviser, a wholly-owned, indirect subsidiary of Assante Corporation, which is a publicly held financial services company located in Winnipeg, Canada.

      The Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Agreement will continue in effect for successive one year periods thereafter, provided that its continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees. The Agreement is terminable with respect to a Fund by vote of the Board of Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Adviser may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Trust, as applicable. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).


      For the advisory services provided pursuant to the Agreement, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the rate of .65% of the average daily net assets for the following Funds:


SA Fixed Income Fund
SA U.S. Market Fund
SA U.S. HBtM Fund
SA U.S. Small Company Fund
SA International HBtM Fund
SA International Small Company Fund

SA U.S. Large Cap Growth Strategy Fund
SA U.S. Large Cap Value Strategy Fund


      For the fiscal year ended June 30, 2001, the Funds paid the following fees to the Adviser for advisory services:


SA Fixed Income Fund                               $
SA U.S. Market Fund                                $
SA U.S. HBtM Fund                                  $
SA U.S. Small Company Fund                         $
SA International HBtM Fund                         $
SA International Small Company Fund                $
SA U.S. Large Cap Growth Strategy Fund             Not applicable*
SA U.S. Large Cap Value Strategy Fund              Not applicable*

* As of June 30, 2001 the Fund had not yet commenced operations.

      For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the rate of .10% of the average daily net assets of each Fund.

      The Fund and the Adviser have jointly entered into a sub-advisory agreement (each, a "Sub-Advisory Agreement") with each Sub-Adviser. Under the terms of the Sub-Advisory Agreements, each Sub-Adviser provides sub-advisory services to its respective Fund or Funds. Subject to supervision of the Adviser, each Sub-Adviser is responsible for the management of its portion of the respective portfolio, including decisions regarding purchases and sales of portfolio securities by the Funds. Each Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith. Each Sub-Adviser is registered with the Securities and Exchange Commission as an investment adviser.

      Alliance Capital Management L.P. ("Alliance"), through its Bernstein Investment Research and Management unit ("Bernstein"), serves as a Sub-Adviser to the SA Large Cap Value Strategy Fund.

      Dimensional Fund Advisors Inc. ("DFA") is the Sub-Adviser for the SA Fixed Income Fund, the SA U.S. Market Fund, the SA U.S. HBtM Fund, the SA U.S. Small Company Fund, the SA International HBtM Fund and the SA International Small Company Fund. David G. Booth and Rex A. Sinquefield, directors and officers of DFA and shareholders of approximately 51% of DFA's outstanding stock, may be considered controlling persons of DFA.

      Enhanced Investment Technologies, Inc. ("Intech") is a wholly-owned subsidiary of The Prudential Insurance Company organized under the laws of the State of New Jersey; and Roxbury Capital Management, LLC is a Delaware limited liability company. Each is a Sub-adviser for the SA U.S. Large Cap Growth Strategy Fund.

      Martingale Asset Management, L.P ("Martingale") is a Delaware limited partnership and is also a Sub-Adviser for the SA U.S. Large Cap Value Strategy Fund.

      For the sub-advisory services it provides to each Fund (other than the International Small Company Fund), DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below. Because DFA receives administrative fees from the Master Fund in which the International Small Company Fund invests and investment advisory fees from the Master Fund's Underlying Funds, DFA has agreed that it will not receive a sub-advisory fee for its services to the International Small Company Fund.

SA Fixed Income Fund                .19%
SA U.S. Market Fund                 .05%
SA U.S. HBtM Fund.                  .27%
SA U.S. Small Company Fund          .38%

SA International HBtM Fund          .38%



      DFA has agreed to waive its sub-advisory fees in total for the fiscal year ending June 30, 2002.


      DFA has also agreed to waive in part its sub-advisory fees for the fiscal year ended June 30, 2001. For the fiscal year ended June 30, 2001, DFA waived the following amounts in sub-advisory fees:

SA Fixed Income Fund               $
SA U.S. Market Fund                $
SA U.S. HBtM Fund                  $
SA U.S. Small Company Fund         $
SA International HBtM Fund         $


      For the sub-advisory services they provide to the SA U.S. Large Cap Growth Strategy Fund and the SA U.S. Large Cap Value Strategy Fund, the Sub-Advisers are entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below. As of June 30, 2001 the U.S. Large Cap Growth Strategy Fund and U.S. Large Cap Value Strategy Fund had not yet commenced operations.


      SA U.S. Large Cap Growth Strategy Fund
               Enhanced Investment Technologies, Inc.      .40% of the first $100 million of assets;
                                                           .25% on the remaining assets thereafter.

               Roxbury Capital Management, LLC             .50% of the first $100 million of assets;
                                                           .40% on the remaining assets thereafter.

      SA U.S. Large Cap Value Strategy Fund
               Martingale Asset Management, L.P.           .45% of the first $25 million of assets;
                                                           .30% on the remaining assets thereafter.

               Alliance Capital Management L.P.            .60% of the first $10 million of assets;
                                                           .50% on the next $15 million of assets;
                                                           .40% on the next $25 million of assets;
                                                           .30% on the next $50 million of assets;
                                                           .25% on the next $50 million of assets;
                                                           .225% on the next $50 million of assets;
                                                           .20% on the next $50 million of assets;
                                                           .175% on the next $50 million of assets;
                                                           .15% of assets under management thereafter.


      Each Sub-Advisory Agreement will continue in effect with respect to a Fund for a period of two years from its effective date. If not sooner terminated, each Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) the vote of a majority of the Board of Trustees. Each Sub-Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Sub-Adviser. A Sub-Adviser may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Trust, as applicable. Each Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

      The Adviser has applied to the Securities and Exchange Commission (the "SEC") for exemptive relief in order to permit the Board of Trustees of the Trust to hire and terminate sub-advisers recommended by the Adviser.

      The following individuals are affiliated persons of the Trust and of the Adviser: Patrick M. Keating, Alexander B. Potts, Michael R. Clinton, Mohammed Al-Jaibaji and Jennifer S. Fromm. The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under "Trustees and Officers."



      The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit the Funds' total operating expenses to the amounts (expressed as a percentage of net assets) shown in the table below under the heading "August 2002". This agreement will remain in effect until August 15, 2002, at which time this agreement may be continued modified or eliminated and net expenses will be adjusted as necessary. Pursuant to a separate fee waiver and/or reimbursement agreement, the net expenses of the Funds, other than the SA U.S. Large Cap Growth Strategy Fund and the SA U.S. Large Cap Value Strategy Fund, during the period up to July 15, 2009, will not exceed the amounts shown in the table below under the heading "July 2009". The adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the adviser must request reimbursement within three years from the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement and (3) the relevant Fund must be able to make the reimbursement and still stay within the operating expense limitation.



Fund                                            August 2002     July 2009
----                                            -----------     ---------
SA Fixed Income Fund                               0.85%          1.00%
SA U.S. Market Fund                                0.92%          1.08%
SA U.S. HBtM Fund                                  1.05%          1.13%
SA U.S. Small Company Fund                         1.25%          1.28%
SA International HBtM Fund                         1.45%          1.53%
SA International Small Company Fund                1.28%          1.28%
SA U.S. Large Cap Growth Strategy Fund             1.33%           N/A
SA U.S. Large Cap Value Strategy Fund              1.33%           N/A


DISTRIBUTOR

      Assante Capital Management Inc. (formerly RWB Securities, Inc.) ("ACM" or the "Distributor") and the Trust have entered into a distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor's principal offices are located at 1190 Saratoga Avenue, Suite 200, San Jose, California 95129. The Distributor is an affiliate of AAM. The Distributor receives no compensation for distribution of the Funds' shares.

      Patrick Keating and Alexander B. Potts are affiliated persons of the Trust and of the Distributor.

SHAREHOLDER SERVICING ARRANGEMENTS


      Under a Shareholder Servicing Agreement with the Trust, the Adviser performs various services for the Funds, including establishing a toll-free telephone number for shareholders of each Fund to use to obtain up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Fund; and providing shareholders with such information regarding the operations and affairs of each Fund, and their investment in its shares, as the shareholders or the Board of Trustees may reasonably request. For these services, the Adviser is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the shares of each Fund.


ADMINISTRATION

      State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as sub-administrator for the Trust, pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with the Adviser and the Trust.


      Under the Sub-Administration Agreement, State Street has agreed to oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Securities and Exchange Commission. For providing these services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% on the first $750 million of net assets, plus 0.04% for net assets between $750 million and $1.5 billion, plus 0.02% on net assets over $1.5 billion. There is a minimum annual charge of $85,000 per fund.


CUSTODIAN

      State Street is the custodian of each Fund's assets pursuant to a custodian agreement (the "Custody Contract") with the Trust. State Street is also the custodian with respect to the custody of foreign securities held by the Funds. Under the Custody Contract, State Street (i) holds and transfers portfolio securities on account of each Fund, (ii) accepts receipts and makes disbursements of money on behalf of each Fund, (iii) collects and receives all income and other payments and distributions on account of each Fund's securities and (iv) makes periodic reports to the Board of Trustees concerning the Funds' operations.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

      State Street serves as the transfer agent and dividend-disbursing agent for the Funds.

COUNSEL


      The law firm of Kirkpatrick & Lockhart LLP, 100 Pine Street, San Francisco, California 94111, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust.


INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, serves as the independent accountants for the Trust, providing audit and accounting services including: examination of each Fund's annual financial statements, assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission; and preparation of income tax returns.

                  BROKERAGE ALLOCATIONS AND OTHER PRACTICES

      Subject to the general supervision of the Trustees, each Sub-Adviser makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for the Funds.

      Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

      Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, each Sub-Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from and sold to dealers includes a dealer's mark-up or markdown.

      Each Sub-Adviser will place portfolio transactions with a view to receiving the best price and execution.

      Transactions may be placed with brokers who provide the relevant Sub-Adviser with investment research, such as reports concerning individual issuers, industries and general economic and financial trends, and other research services. The Sub-Advisory Agreements permit each Sub-Adviser to cause the Funds to pay a broker or dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker or dealer for effecting the same transaction, provided that the relevant Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either the particular transaction or the overall responsibilities of the relevant Sub-Adviser to the Fund(s).

      Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by each Sub-Adviser and does not reduce the sub-advisory fees payable to any Sub-Adviser. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

      Investment decisions for each Fund and for other investment accounts managed by the Sub-Advisers are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Sub-Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

      Portfolio securities will not be purchased from or sold to the Adviser, any Sub-Adviser, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by Securities and Exchange Commission exemptive order or by applicable law. A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Adviser, Sub-Adviser or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Trust's Board of Trustees in accordance with Rule 10f-3 under the 1940 Act.



                          INFORMATION CONCERNING SHARES

      The Trust is a Delaware business trust. Under the Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Currently, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in eight separate series, each of which is a Fund. Each Fund currently offers one class of shares.

      In the event of a liquidation or dissolution of the Trust, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Funds, of any general assets not belonging to any particular Fund that are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

      Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust's outstanding shares (irrespective of class) may elect all of the Trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable by the Trust.

      Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders' meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION INFORMATION

      Purchases and redemptions are discussed in the Funds' Prospectuses, and such information is incorporated herein by reference.


      RETIREMENT PLANS. Shares of any of the Funds may be purchased in connection with various types of tax-deferred retirement plans, including individual retirement accounts ("IRAs"), 401(k) plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs (SEP-IRAs). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. An annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.


      IN-KIND PURCHASES. Payment for shares may, in the discretion of the relevant Sub-Adviser, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. For further information about this form of payment please contact the Adviser. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Funds; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

      REDEMPTION IN-KIND. Redemption proceeds are normally paid in cash; however, each Fund reserves the right to pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash. Redemption in-kind will be made in conformity with applicable rules of the Securities and Exchange Commission taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Board of Trustees determines to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class' net asset value during any 90-day period. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash.

      OTHER REDEMPTION INFORMATION. The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Securities and Exchange Commission; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

      The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $10,000, provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 60 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $10,000 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

                                      TAXES

      The following summarizes certain additional federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS

      Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

      In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

      In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or in two or more issuers that such Fund controls and that are engaged in the same or similar trades or businesses.

      If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

      Although a Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

TAXATION OF FUND DISTRIBUTIONS

      Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

      Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends received deduction.

      In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, a Fund intends to make its distributions in accordance with the calendar year distribution requirement.

      Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

DISPOSITION OF SHARES

      Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

INFORMATION RELATING TO FOREIGN INVESTMENTS

      Income received by a Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign issuers, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

      Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund that qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

      Certain Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross passive income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

      Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

INFORMATION RELATING TO FUND INVESTMENTS

      TAXATION OF CERTAIN FINANCIAL INSTRUMENTS. Special rules govern the federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement and on the income or gain qualifying under the Income Requirement.

      ORIGINAL ISSUE DISCOUNT. The Funds may purchase debt securities with original issue discount. Original issue discount represents the difference between the original issue price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for federal income tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

      MARKET DISCOUNT. The Funds may purchase debt securities at a discount in excess of the original issue discount, or at a discount to the stated redemption price at maturity (for debt securities without original issue discount). This discount is called "market discount". Market discount is permitted to be recorded daily or at the time of disposition of the debt security. If market discount is to be recognized at time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

      HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

      Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section, 1256 contracts held by a Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

      Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds that is taxed as ordinary income when distributed to shareholders.

      The Funds may make one or more of the elections available under the Code that are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

      The diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

      CONSTRUCTIVE SALES. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

      CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

BACKUP WITHHOLDING

      The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he is not subject to backup withholding or that he is an "exempt recipient."

OTHER TAXATION

      The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                             PERFORMANCE INFORMATION

      The 30-day (or one month) standard yield is calculated for the Fixed Income Fund in accordance with the method prescribed by the SEC for mutual funds:
                         YIELD = 2 [( a-b + 1)(6) - 1 ]
                                     ----           --
                                                    cd
Where:

      a = dividends and interest earned by the Fund during the period;

      b = expenses accrued for the period (net of reimbursements and waivers);

      c = average daily number of shares outstanding during the period entitled to receive dividends;

      d = maximum offering price per share on the last day of the period.

      For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

      Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

      With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

TOTAL RETURN

      Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                P (1 + T)(n) = ERV
Where:

      T = average annual total return

      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof)

      P = hypothetical initial payment of $1,000 n = period covered by the computation, expressed in years.


      Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment.

      The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

      The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

      From time to time, the performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

                              FINANCIAL STATEMENTS


      The Financial Statements for the SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund, including the notes thereto, dated June 30, 2001 have been audited by PricewaterhouseCoopers LLP and are incorporated by reference into this SAI from the Annual Reports of the Trust dated June 30, 2001. As of the June 30, 2001, the SA U.S. Large Cap Growth Strategy Fund and the SA U.S. Large Cap Value Strategy Fund had not yet commenced operations.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS


     (a)(i)    Agreement and Declaration of Trust(1)
        (ii)   Amendment to Agreement and Declaration of Trust(3)
     (b)(i)    By-Laws(1)
        (ii)   Amendment to By-Laws(3)
        (iii)  Second Amendment to By-Laws is filed herein.
     (c)       Not Applicable
     (d)(i)    Amended and Restated Investment Advisory and Administrative
               Services Agreement with Assante Asset Management Inc.
               (formerly RWB Advisory Services Inc.) is filed herein.
        (ii)   Amended and Restated Investment Sub-Advisory Agreement with Dimensional Fund
               Advisors, Inc is filed herein.
        (iii)  Investment Sub-Advisory Agreement with Enhanced Investment Technologies, Inc.(8)
        (iv)   Investment Sub-Advisory Agreement with Roxbury Capital Management, LLC.(9)
        (v)    Investment Sub-Advisory Agreement with Martingale Asset Management, L.P.(8)
        (vi)   Form of Investment Sub-Advisory Agreement with Alliance Capital Management L.P.(9)
     (e)       Amended and Restated Distribution Agreement
               with Assante Capital Management Inc. (formerly RWB Securities Inc.) is filed herein.
     (f)       Not Applicable
     (g)       Custodian Contract with State Street Bank and Trust Company(3)
        (i)    Amendment to Custodian Contract with State Street Bank and Trust Company is filed herein.
     (h)(i)    Sub-Administration Agreement with State Street Bank and Trust Company(4)
        (ii)   Transfer Agency and Service Agreement with State Street Bank and Trust Company(7)
        (iii)  Amended and Restated Shareholder Servicing Agreement
               with Assante Asset Management Inc. (formerly RWB Advisory Services Inc.) to be filed by amendment.
        (iv)   Master Feeder Participation Agreement with DFA Investment Dimensions Group Inc. is filed herein.
     (i)       Opinion and Consent of Kirkpatrick & Lockhart LLP to be filed by amendment.
     (j)(i)    Powers of Attorney dated August 21, 2001 are filed herein.
        (ii)   Consent of PricewaterhouseCoopers LLP to be filed by amendment.
     (k)       Not Applicable
     (l)       Initial Capital Agreement(3)
     (m)       Not Applicable
     (n)       Not Applicable
     (o)       Not Applicable

     (p)(i)     Code of Ethics for the Trust, the Manager and the Distributor
        (ii)    Amended and Restated Code of Ethics for Dimensional Fund
                Advisers Inc.(9)
        (iii)   Code of Ethics for Enhanced Investment Technologies, Inc.(7)
        (v)     Code of Ethics for Roxbury Capital Management, LLC(7)
        (vi)    Code of Ethics for Martingale Asset Management, L.P.(7)
        (vi)(a) Code of Ethics for Sanford Bernstein & Co., Inc.(7)
            (b) Code of Ethics for Alliance Capital Management L.P. to be filed by amendment.
        (vii)   Code of Ethics for DFA Investment Dimensions Group Inc.(9)

-------------------------------
(1) Incorporated herein by reference from Registrant's Registration Statement on Form N-1A (the "Registration Statement") (File Nos. 333-70423, 811-09195) as filed with the U.S. Securities and Exchange Commission on January 11, 1999.
(2) Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission on June 9, 1999.
(3) Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registration Statement as filed with the Securities and Exchange Commission on July 15, 1999.
(4) Incorporated herein by reference from Post-Effective Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission on December 21, 1999.
(5) Incorporated herein by reference from Post-Effective Amendment No. 2 to the Registration Statement as filed with the Securities and Exchange Commission on March 3, 2000.
(6) Incorporated herein by reference from Post-Effective Amendment No. 3 to the Registration Statement as filed with the Securities and Exchange Commission on March 30, 2000.
(7) Incorporated herein by reference from Post-Effective Amendment No. 5 to the Registration Statement as filed with the Securities and Exchange Commission on July 25, 2000.
(8) Incorporated herein by reference from Post-Effective Amendment No. 6 to the Registration Statement as filed with the Securities and Exchange Commission on August 17, 2000.

(9) Incorporated herein by reference from Post-Effective Amendment No. 7 to the Registration Statement as filed with the Securities and Exchange Commission on October 16, 2000.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

     Indemnification of Registrant's principal underwriter against certain losses is provided for in the Distribution Agreement incorporated herein by reference to Exhibit (e) hereto.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims, demands and expenses (including reasonable attorneys' fees) whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note, bond, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Assante Asset Management Inc. (formerly known as RWB Advisory Services Inc.) performs investment advisory services for Registrant and institutional and individual investors.

Dimensional Fund Advisors Inc. performs investment advisory services for Registrant with respect to SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund and other investment companies and institutional and individual investors.

Martingale Asset Management, L.P. and Alliance Capital Management L.P. perform investment advisory services for Registrant with respect to SA U.S. Large Cap Value Strategy Fund and other investment companies and institutional and individual investors.

Enhanced Investment Technologies, Inc. and Roxbury Capital Management, LLC perform investment advisory services for registrant with respect to SA U.S. Large Cap Growth Strategy Fund and other investment companies and institutional and individual investors.

See the information concerning Assante Asset Management Inc. set forth in Parts A and B of this Registration Statement.

Assante Asset Management Inc., Dimensional Fund Advisors Inc., Enhanced Investment Technologies, Inc., Martingale Asset Management, L.P., Roxbury Capital Management, LLC and Alliance Capital Management L.P. are investment advisers registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 26 of directors, officers or partners of Assante Asset Management Inc., Dimensional Fund Advisors Inc., Enhanced Investment Technologies, Inc., Martingale Asset Management, L.P., Roxbury Capital Management, LLC and Sanford C. Bernstein & Co., Inc. together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such directors, officers or partners during the past two years, is incorporated herein by reference from Schedules B and D of Forms ADV filed by Assante Asset Management Inc. (SEC File No. 801-55934),

Dimensional Fund Advisors Inc. (SEC File No. 801-16283), Enhanced Investment Technologies, Inc. (SEC File No. 801-30574), Martingale Asset Management, L.P. (SEC File No. 801-30067), Roxbury Capital Management, LLC (SEC File No. 801-55521) and Alliance Capital Management L.P. (SEC File No. 801-56720) pursuant to the Advisers Act.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a)  Not Applicable
     (b)

                                   (1)                               (2)                         (3)

                   NAME AND PRINCIPAL BUSINESS ADDRESS      POSITIONS AND OFFICES       POSITIONS AND OFFICES
                                                               WITH UNDERWRITER               WITH FUND

                             Patrick Keating                       Director                    Trustee
                           Assante Corporation
                        Commodity Exchange Tower
                          1500-360 Main Street
                   Winnipeg, Manitoba, Canada, R3C3Z3

                           Alexander B. Potts                President and Chief         President and Chief
                     Assante Capital Management Inc.          Executive Officer           Executive Officer
                          1190 Saratoga Avenue
                                Suite 200
                           San Jose, CA 95129


     (c)  Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain and preserve the records required by
Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such records will be maintained on behalf of the Registrant for the periods prescribed by the rules and regulations of the Commission under the 1940 Act and that such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

     (1)  Assante Asset Management Inc.
          1190 Saratoga Avenue, Suite 200
          San Jose, California 95129

     (2)  Dimensional Fund Advisors Inc.
          1299 Ocean Avenue, 11th Floor
          Santa Monica, California 90401

     (3)  Enhanced Investment Technologies, Inc
          2401 PGA Blvd., Suite 200
          Palm Beach Gardens, FL 33410

     (4)  Martingale Asset Management, L.P.
          222 Berkeley Street
          Boston, Massachusetts 02116

     (5)  Roxbury Capital Management, LLC
          100 Wilshire Blvd., Suite 600
          Santa Monica, CA 90401

     (6)  Alliance Capital Management L.P.
          767 Fifth Avenue
          New York, New York 10153-0185

     (7)  State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02110

     (8)  Boston Financial Data Services, Inc.
          Two Heritage Drive
          North Quincy, Massachusetts 02171

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 9 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(a) of the Securities Act of 1933, as amended and the Registrant has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of August, 2001.


                                       SA FUNDS - INVESTMENT TRUST

                                       By: * /s/ Alexander B. Potts
                                           -------------------------------------
                                           Alexander B. Potts
                                           President and Chief Executive Officer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:

SIGNATURES                                  TITLE                                       DATE
----------                                  -----                                       ----

* /s/ Bryan W. Brown                        Trustee                                     August 29, 2001
---------------------------
Bryan W. Brown

* /s/ Patrick Keating                       Trustee                                     August 29, 2001
---------------------------
Patrick Keating

* /s/ Harold M. Shefrin                     Trustee                                     August 29, 2001
---------------------------
Harold M. Shefrin

* /s/ Mark A. Schimbor                      Trustee                                     August 29, 2001
---------------------------
Mark A. Schimbor

* /s/ Michael Clinton                       Treasurer and Chief                         August 29, 2001
---------------------------                 Financial and Accounting Officer
Michael Clinton


*By: /s/ Michael E. Gillespie
     ------------------------
     Michael E. Gillespie
     As Attorney-in-Fact

*filed pursuant to power of attorney.

                                  Exhibit Index


(99)(b)(iii)   Second Amendment to By-Laws

(99)(d)(i) Amended and Restated Investment Advisory and Administrative Services Agreement with Assante Asset Management Inc.

(99)(d)(ii) Amended and Restated Investment Sub-Advisory Agreement with Dimensional Fund Advisors, Inc

(99)(e) Amended and Restated Distribution Agreement with Assante Capital Management Inc.

(99)(g)(i) Amendment to Custodian Contract with State Street Bank and Trust Company

(99)(h)(iv) Master Feeder Participation Agreement with DFA Investment Dimensions Group Inc.

(99)(j)(i)     Powers of Attorney dated August 21, 2001